As filed with the Securities and Exchange Commission on August 12, 2005

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 178

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 179

                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                David M. Whitaker
                          Citigroup Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue NW
                             Washington, D.C. 20036

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:
|X|      immediately upon filing pursuant to Rule 485, paragraph (b)(1)
| |      on _________________ pursuant to Rule 485, paragraph (b)(1)
| |      60 days after filing pursuant to Rule 485, paragraph (a)(1)
| |      on _________________ pursuant to Rule 485, paragraph (a)(1)
| |      75 days after filing pursuant to Rule 485, paragraph (a)(2)
| |      on _________________ pursuant to Rule 485, paragraph (a)(2)
| |      this post-effective amendment designates a new effective date for a
| |      previously filed post-effective amendment.

Title of series being registered: Golden Large Core Value Fund and Golden Small Core Value Fund

[LOGO] GOLDEN CAPITAL MANAGEMENT


                                                                     PROSPECTUS

                                                   GOLDEN LARGE CORE VALUE FUND
                                                           INSTITUTIONAL SHARES
                                                                INVESTOR SHARES

                                                   GOLDEN SMALL CORE VALUE FUND
                                                           INSTITUTIONAL SHARES
                                                                INVESTOR SHARES

                                                                AUGUST 12, 2005


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                      ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 TABLE OF CONTENTS

                    RISK/RETURN SUMMARY                   2

                    Golden Large Core Value Fund
                      Investment Objective                2
                      Principal Investment Strategies     2
                      Principal Investment Risks          4
                      Who May Want to Invest in the Fund  4
                      Portfolio Holdings                  4

                    Golden Small Core Value Fund
                      Investment Objective                5
                      Principal Investment Strategies     5
                      Principal Investment Risks          6
                      Who May Want to Invest in the Fund  7
                      Portfolio Holdings                  7

                    PERFORMANCE                           8

                    FEE TABLE                             9

                    MANAGEMENT                           11

                      The Adviser                        11
                      Portfolio Managers                 11
                      Other Service Providers            12

                    YOUR ACCOUNT                         13

                      How to Contact the Funds           13
                      General Information                13
                      Buying Shares                      14
                      Selling Shares                     19
                      Choosing a Share Class             22
                      Exchange Privileges                22
                      Retirement Accounts                23

                    PORTFOLIO MANAGER PAST PERFORMANCE   24

                    OTHER INFORMATION                    29

                      Distributions                      29
                      Taxes                              29
                      Organization                       30

                    FINANCIAL HIGHLIGHTS                 31

CONCEPTS TO UNDERSTAND

COMMON STOCK means an ownership interest in a company and usually possesses voting rights and earns dividends.
FREE CASH FLOW means the amount of money that a business has at its disposal at any given time after paying out operating costs, interest payments on bank loans and bonds, salaries, research and development and other fixed costs. MARKET CAPITALIZATION means the value of a company's common stock in the stock market.
PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.

PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.


 RISK/RETURN SUMMARY

This prospectus offers Institutional and Investor shares for each of Golden Large Core Value Fund and Golden Small Core Value Fund (each a "Fund" and collectively, the "Funds").


GOLDEN LARGE CORE VALUE FUND


INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in the common stock of domestic companies with large market capitalizations ("80% Policy"). Large market capitalization companies are those with market capitalizations that are similar, at the time of their purchase, to those of the S&P 500 Index or the Russell 1000 Index. The S&P 500 Index is a representative sample of 500 leading companies in leading industries of the U.S. economy. As of June 30, 2005, the market capitalizations of the companies in the S&P 500 Index ranged from $540 million to $367.5 billion. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalizations. As of July 31, 2005, the market capitalizations of the companies in the Russell 1000 Index ranged from $920 million to $373 billion. The Fund will provide shareholders with 60 days' prior written notice if it changes its 80% Policy.


The core premise of the Fund is to construct an actively managed value-biased portfolio of large-cap companies that exhibit the likelihood of meeting or exceeding earnings expectations.


THE ADVISER'S PROCESS - PURCHASING PORTFOLIO SECURITIES Golden Capital Management, LLC (the "Adviser") uses a combination of quantitative methods and fundamental analysis to select the securities in which the Fund will invest. The Adviser begins with the universe of large-cap companies included in the Russell 1000 Index that are greater than $2.5 billion in market capitalization. The Adviser applies liquidity and quality screens to reduce the number of large cap companies to approximately 800. The Adviser then uses proprietary valuation and earnings surprise models to identify the catalyst within each company that the Adviser believes makes them unsustainably cheap, meaning that, based on current fundamentals, these companies have the potential to deliver future earning expectations in excess of current analyst expectations.

The Adviser's value model uses a multi-dimensional approach in its fundamental analysis. Instead of ranking companies on simple price/cash flow or price/earnings ratios, the value model objectively analyzes related variables, such as debt levels and capital expenditures, in conjunction with the price/cash flow ratios, in order to provide an appraisal of a company's relative value.

The Adviser's earnings surprise model attempts to forecast the direction and probability of future earnings surprises in order to benefit from the expected stock price reaction to earnings surprises. The model ranks companies based on estimate revisions, surprise history, dispersion among analysts, and sales, inventory, and operating expense growth.

The Adviser only considers purchasing for the Fund's portfolio stocks of the companies that rank in the top quartile of both the value and earnings surprise models. These 50-80 companies comprise the "selection universe" and merit further individual, fundamental analysis. The Adviser's analysis may include evaluating such company's management strength, product quality, competitor actions, and risk profile. This disciplined process leads to a focused, target portfolio of approximately 50 securities diversified among all major economic sectors. The Adviser plans to hold each investment long term if such investment continues to satisfy the Fund's investment criteria.

THE ADVISER'S PROCESS - SELLING PORTFOLIO SECURITIES The Adviser's process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. The Adviser may sell stocks that fall below the minimum threshold rankings in either the valuation or earnings surprise models. In determining which of these stocks to sell, the Adviser may consider the Adviser's controls on annual portfolio turnover and whether there are adequate "buy candidates" to maintain proper diversification of the Fund's portfolio. Before any security is sold, the Adviser performs a review of the company fundamental outlook to validate the models' rankings. Upon the sale of any security, the proceeds are fully reinvested in what the Adviser determines is the single most attractive security within the selection universe that also may contribute to the portfolio's diversification, value characteristics, and risk profile.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective to the extent it is engaged in temporary defensive instruments.

PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

  .  The stock market goes down;

  . The stock market does not recognize the value of the stocks in the Fund's portfolio;

  .  Value stocks fall out of favor with the stock market; and

  .  The Adviser's strategy may fail to produce the intended results.

COMPANY RISK The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.



WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

  .  Are willing to tolerate significant changes in the value of your investment

  .  Are pursuing a long-term goal

  .  Are seeking a fund investing in large cap companies

  .  Are willing to accept high short-term risk.

The Fund may NOT be appropriate for you if you:

  . Want an investment that pursues market trends or focuses only on particular sectors or industries

  .  Need regular income or stability of principal

  .  Are pursuing a short-term goal or investing emergency reserves.



PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

CONCEPTS TO UNDERSTAND

COMMON STOCK means an ownership interest in a company and usually possesses voting rights and earns dividends.
FREE CASH FLOW means the amount of money that a business has at its disposal at any given time after paying out operating costs, interest payments on bank loans and bonds, salaries, research and development and other fixed costs. MARKET CAPITALIZATION means the value of a company's common stock in the stock market.
PRICE/EARNINGS RATIO means the price of a stock divided by the company's earnings per share.

PRICE/CASH FLOW RATIO means the price of a stock divided by free cash flow per share.




GOLDEN SMALL CORE VALUE FUND


INVESTMENT OBJECTIVE

The Fund seeks to achieve maximum long-term total return.



PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the common stock of smaller, lesser-known companies whose stocks are traded in the U.S. markets ("80% Policy"). Smaller companies are those with market capitalizations that are similar, at the time of their purchase, to those of the S&P SmallCap600 Index or the Russell 2000 Index. The S&P SmallCap600 Index is a small cap index measuring a segment of the market renowned for poor trading liquidity and financial instability. As of June 30, 2005, the market capitalizations of the companies in the S&P SmallCap600 Index ranged from $40 million to $4.4 billion. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. As of July 31, 2005, the market capitalizations of the companies in the Russell 2000 Index ranged from $73 million to $3.4 billion. The Fund will provide shareholders with 60 days' prior written notice if it changes its 80% Policy.


The core premise of the Fund is to construct an actively managed value-biased portfolio of smaller companies that exhibit the likelihood to meet or exceed earnings expectations.

THE ADVISER'S PROCESS - PURCHASING PORTFOLIO SECURITIES The Adviser uses a combination of quantitative methods and fundamental analysis to select the securities in which the Fund will invest. The Adviser begins with the universe of small cap companies that are less than $2.5 billion in market capitalization. The Adviser applies liquidity and quality screens to reduce the number of smaller companies to approximately 1,000. Then the Adviser uses proprietary valuation and earnings surprise models to identify the catalyst within each company that the Adviser believes makes them unsustainably cheap, meaning, that based on current fundamentals, these companies have the potential to deliver future earning expectations in excess of current analyst expectations.

The Adviser's value model uses a multi-dimensional approach in its fundamental analysis. Instead of ranking companies on simple price/cash flow or price/earnings ratios, the value model objectively analyzes related variables, such as debt levels and capital expenditures, in conjunction with the price/cash flow ratios, in order to provide an appraisal of a company's relative value.

The Adviser's earnings surprise model attempts to forecast the direction and probability of future earnings surprises in order to benefit from the expected stock price reaction to earnings surprises. The model ranks companies based on estimate revisions, surprise history, dispersion among analysts, and sales, inventory, and operating expense growth.

The Adviser only considers purchasing for the Fund's portfolio stocks of the companies that rank in the top quartile of both the value and earnings surprise models. These 75-100 companies comprise the "selection universe" and merit further individual, fundamental analysis. The Adviser's analysis may include evaluating such company's management strength, product quality, competitor actions, and risk profile. This disciplined process leads to a focused, target portfolio of approximately 60 securities diversified among all major economic sectors. The Adviser plans to hold each investment long term if such investment continues to satisfy the Fund's investment criteria.


THE ADVISER'S PROCESS - SELLING PORTFOLIO SECURITIES The Adviser's process for selling portfolio securities is based on a method that indicates a company may have declining earnings expectations or significantly overvalued stock price. The Adviser may sell stocks that fall below the minimum threshold rankings in either the valuation or earnings surprise models. In determining which of these stocks to sell, the Adviser may consider the Adviser's controls on annual portfolio turnover and whether there are adequate "buy candidates" to maintain proper diversification of the Fund's portfolio. Before any security is sold, the Adviser performs a review of the company's fundamental outlook to validate the models' rankings. Upon the sale of any security, the proceeds are fully reinvested in what the Adviser determines is the single most attractive security within the selection universe that also may contribute to the portfolio's diversification, value characteristics, and risk profile.


TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective to the extent it is engaged in temporary defensive instruments.



PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is subject to the market and other risks inherent in discretionary securities investments involving stocks. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

  .  The stock market goes down;

  . The stock market does not recognize the value of the stocks in the Fund's portfolio;

  .  Value stocks fall out of favor with the stock market; and

  .  The Adviser's strategy may fail to produce the intended results.

COMPANY RISK The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

SPECIFIC RISKS OF SMALL COMPANIES Because investing in small companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

  . The securities of smaller companies are traded in lower volume and may be less liquid than securities of larger, more established companies;

  . Smaller companies are more likely to experience changes in earnings and growth prospects than larger more established companies and this could have a significant impact on the price of the security;

  . The value of the securities may depend on the success of products or technologies that are in a relatively early stage of development and that may not have been tested;

  . More limited product lines, markets and financial resources make these companies more susceptible to economic and market setbacks; and

  . At certain times, the stock market may not favor the smaller securities in which the Fund invests. During this time, it would be expected that the Fund could underperform other Funds with different investment strategies.

For these and other reasons, the prices of small capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in the Fund may exhibit a higher degree of volatility than the general domestic securities market.



WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

  .  Are willing to tolerate significant changes in the value of your investment

  .  Are pursuing a long-term goal

  .  Are seeking a fund investing in small cap companies

  .  Are willing to accept high short-term risk.

The Fund may NOT be appropriate for you if you:

  . Want an investment that pursues market trends or focuses only on particular sectors or industries

  .  Need regular income or stability of principal

  .  Are pursuing a short-term goal or investing emergency reserves.



PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

 PERFORMANCE


Performance information for the Funds is not provided because the Funds had not commenced operations prior to the date of this Prospectus.

 FEE TABLE

The following tables describe the various fees and expenses that you will pay if you invest in Institutional Shares or Investor Shares of a Fund. Shareholder fees are charges you pay when buying, selling or exchanging shares of a Fund. Operating expenses, which include fees of the Adviser, are paid out of a Fund's assets and are factored into a Fund's share price rather than charged directly to shareholder accounts.

   SHAREHOLDER FEES               GOLDEN LARGE CORE      GOLDEN SMALL CORE
   (FEES PAID DIRECTLY FROM           VALUE FUND             VALUE FUND
   YOUR INVESTMENT)
                                INSTITUTIONAL INVESTOR INSTITUTIONAL INVESTOR
                                   SHARES      SHARES     SHARES      SHARES
   Maximum Sales Charge
     (Load) Imposed on
     Purchases (as a percentage
     of the offering price)          None       None        None       None
   Maximum Sales Charge
     (Load) Imposed on
     Reinvested Distributions        None       None        None       None
   Maximum Deferred Sales
     Charge (Load) Imposed
     on Redemptions (as a
     percentage of the sale
     price)                          None       None        None       None
   Redemption Fee (as a
     percentage of amount
     redeemed)                       None       None        None       None
   Exchange Fee (as a
     percentage of amount
     redeemed)                       None       None        None       None
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   Management Fees/(1)/             0.70%      0.70%       1.10%      1.10%
   Distribution and/or Service
     (12b-1) Fees/(2)/               None      0.25%        None      0.25%
   Other Expenses/(3)/               None       None        None       None
   TOTAL ANNUAL FUND
     OPERATING EXPENSES             0.70%      0.95%       1.10%      1.35%


/(1)/Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Funds and is obligated to pay all expenses of the

  Funds except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees of Forum Funds, any expenses it is authorized to pay under Rule 12b-1 and extraordinary and non-recurring expenses.
/(2)/The Funds have adopted a Rule 12b-1 Plan for the Investor Shares and that allows the Funds to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing to shareholders.
/(3)/Based on projected amounts for the Funds' fiscal years ending June 30, 2006.

EXAMPLE:

The following is a hypothetical example intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of a Fund's classes for the time period indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that each Fund's total annual operating expenses and net expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                       GOLDEN LARGE CORE      GOLDEN SMALL CORE
                           VALUE FUND             VALUE FUND
                     INSTITUTIONAL INVESTOR INSTITUTIONAL INVESTOR
                        SHARES      SHARES     SHARES      SHARES
             1 Years     $ 72        $ 97       $112        $137
             3 Years     $224        $303       $350        $428

 MANAGEMENT

Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Funds are managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.



THE ADVISER


The Funds' Adviser is Golden Capital Management, LLC, Five Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, NC 28262. The Adviser is an SEC registered investment advisory firm that currently manages assets for institutional and high net worth individuals nationwide. The portfolio management team of Messrs. Greg W. Golden and Jeff C. Moser has over 38 years of investment management experience and has been together since 1992. They have been the sole management team of the managed accounts and institutional accounts invested in the Golden Large Core Value strategy since its inception on December 31, 1995 and the managed accounts and institutional accounts invested in the Golden Small Core Value strategy since its inception on June 30, 2002.


Subject to the general control of the Board, the Adviser makes investment decisions for the Funds. The Adviser receives an annual advisory fee from each Fund at an annual rate equal to 0.70% of the Large Core Value Fund's average annual daily net assets and 1.10% of the Small Core Value Fund's average annual daily net assets. Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Funds and is obligated to pay all expenses of the Funds except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees of Forum Funds, any expenses it is authorized to pay under Rule 12b-1 and extraordinary and non-recurring expenses.


As of June 30, 2005, the Adviser had approximately $1.94 billion in assets under management.


A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds will be included in the Funds' semi-annual report for the period ended December 31, 2005 and is currently available in the SAI.



PORTFOLIO MANAGERS

Jeff C. Moser, CFA and Greg W. Golden, CFA, principals and founders of the Adviser, manage the portfolios. Mr. Moser is the lead manager of the Large Core Value Fund and has managed portfolios in this style since 1987. Mr. Golden is the lead manager of the Small Core Value Fund and has managed portfolios in this style since 2002. Together, Messrs. Moser and Golden perform all of the functions related to the management of the portfolios and have made all portfolio decisions since the strategy inception dates.

GREG W. GOLDEN, CFA, serves as the President and CEO of the Adviser, which he co-founded in March 1999. Prior to that date, he served as Senior Vice President and Head of the Structured Products Group for TradeStreet Investment Associates, Inc., an SEC registered investment advisor wholly owned by Bank of America. Mr. Golden began his career in investment management in 1989 with Sovran Bank of Tennessee. During his tenure as Head of Structured Products, Mr. Golden oversaw tremendous growth in assets from $350 million in 1992 to over $13 billion in 1999. Mr. Golden has been featured on CNBC, the Dow Jones Investment Advisor Magazine, Buy Side Magazine, and has made numerous appearances as a guest speaker at investment industry conferences. His past experience includes portfolio management, derivatives management, trading, asset allocation, and quantitative analysis. His educational background includes a BBA in Finance from Belmont University in Nashville, TN. He was awarded the Chartered Financial Analyst (CFA) designation in 1999. Mr. Golden is a member of the Association for Investment Management and Research, the North Carolina Society of Financial Analysts, Inc., and the Chicago Quantitative Alliance.

JEFF C. MOSER, CFA, serves as the Principal and Managing Director of the Adviser, which he co-founded in March 1999. Prior to that date, he served as Senior Vice President of the Structured Products Group for TradeStreet Investment Associates, Inc., an SEC registered investment advisor wholly owned by Bank of America. Mr. Moser began his career with Bank of America 1983 and was Senior Portfolio Manager and co-founder of their highly successful $1.8 billion Disciplined Equity product. Mr. Moser is a Phi Beta Kappa graduate of Wake Forest University with a B.S. in Mathematics. He was awarded the Chartered Financial Analyst (CFA) designation in 1989. Mr. Moser is a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts, Inc.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of the Funds.



OTHER SERVICE PROVIDERS

Citigroup Fund Services, LLC ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Funds.


Foreside Fund Services, LLC, the Funds' principal underwriter (the "Distributor") acts as the Funds' representative in connection with the offering of the Funds' shares. The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.

HOW TO CONTACT THE FUNDS


WRITE TO US AT:
 Golden Funds
 P.O. Box 446
 Portland, Maine 04112
OVERNIGHT ADDRESS:
 Golden Funds
 Two Portland Square
 Portland, Maine 04101
TELEPHONE US AT:

 (800) 206-8610 (Toll Free)

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
 Citibank, N.A.
 New York, New York
 ABA #021000089
FOR CREDIT TO:
 Citigroup Fund
 Services, LLC
 Account # 30576692
 [Name of Your Fund
 (Your Name)
 (Your Account Number)

 YOUR ACCOUNT



GENERAL INFORMATION


You may purchase or sell (redeem) the Funds' shares at the net asset value of a share ("NAV"), next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 14 through 23). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Funds reserve the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Funds may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Funds' officers. The time at which the NAV is calculated may change in case of an emergency.

Each Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of the Fund's shares outstanding.

Each Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Each Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund's security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which a

Fund calculates its NAV, or (3) events occur after the close of the securities markets on which each Fund's portfolio securities primarily trade but before the time as of which each Fund calculates its NAV. Fair value pricing is based on subjective factors and fair valuation could result in a different NAV than a NAV determined by using market quotes. As a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Funds. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Adviser may enter into arrangements with financial institutions whereby the Adviser agrees to pay a financial institution for inclusion of a Fund on the financial institution's mutual fund "supermarket" platform.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in case of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.



BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Funds' anti-money laundering procedures the Funds do not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Funds and the Adviser also reserve the right to accept in kind contributions of securities in exchange for shares of the Funds.

     CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to the "Golden Funds" or to one or more owners of the account and endorsed to "Golden Funds." For all other accounts, the check must be made payable on its face to "Golden Funds." A $20 charge may be imposed on any returned checks.

     ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

     WIRES Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Funds accept investments in the following minimum amounts:

                                                     MINIMUM    MINIMUM
                                                     INITIAL   ADDITIONAL
                                                    INVESTMENT INVESTMENT
      INSTITUTIONAL SHARES
        Standard Accounts                             $5,000     $1,000
        Traditional and Roth IRA Accounts             $5,000     $1,000
        Accounts with Systematic Investment Plans     $  500     $  500
      INVESTOR SHARES
        Standard Accounts                             $2,500     $  500
        Traditional and Roth IRA Accounts             $2,500     $  500
        Accounts with Systematic Investment Plans     $  100     $  100

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, a Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you.

If you do not supply the required information, a Fund will attempt to contact you or, if applicable, your broker. If a Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, a Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in our sole discretion. If a Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any redemption fees assessed.

A Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Funds' policy to discourage short-term trading. Frequent trading in a Fund, such as by traders seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Funds reserve the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of a Fund's portfolio, and purchase orders not accompanied by payment.


Because the Funds receive purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Funds cannot always detect frequent purchases and redemptions. As a consequence, the Funds' ability to monitor and discourage abusive trading practices in such accounts may be limited.


The Small Core Value Fund's investment in securities of small- and medium-sized capitalization companies may make the Fund's shares more susceptible to frequent trading as shareholders may try to capitalize on the market volatility of such securities and the effect of the volatility on the value of Fund shares.

The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.

ACCOUNT REQUIREMENTS

                  TYPE OF ACCOUNT             REQUIREMENT
              INDIVIDUAL, SOLE          . Instructions must be
              PROPRIETORSHIP AND JOINT    signed by all persons
              ACCOUNTS                    required to sign
              Individual accounts are     exactly as their names
              owned by one person, as     appear on the account
              are sole proprietorship
              accounts. Joint accounts
              have two or more owners
              (tenants)
              GIFTS OR TRANSFERS TO A   . Depending on state
              MINOR (UGMA, UTMA)          laws, you can set up a
              These custodial accounts    custodial account
              provide a way to give       under the UGMA or the
              money to a child and        UTMA
              obtain tax benefits       . The custodian must
                                          sign instructions in a
                                          manner indicating
                                          custodial capacity
              CORPORATIONS/OTHER        . Submit a certified
                                          copy of its articles
                                          of incorporation (a
                                          government-issued
                                          business license or
                                          other document that
                                          reflects the existence
                                          of the entity) and
                                          corporate resolution
                                          or secretary's
                                          certificate
              TRUSTS                    . The trust must be
                                          established before an
                                          account can be opened
                                        . Provide the first and
                                          signature pages from
                                          the trust document
                                          identifying the
                                          trustees

INVESTMENT PROCEDURES

                                           HOW TO ADD TO YOUR
               HOW TO OPEN AN ACCOUNT           ACCOUNT
              BY CHECK                  BY CHECK
              . Call or write us for    . Fill out an investment
                an account application    slip from a
              . Complete the              confirmation or write
                application (and other    us a letter
                required documents)     . Write your account
              . Mail us your original     number on your check
                application (and other  . Mail us the slip (or
                required documents)       your letter) and the
                and a check               check
              BY WIRE                   BY WIRE
              . Call or write us for    . Call to notify us of
                an account application    your incoming wire
              . Complete the            . Instruct your U.S.
                application (and other    financial institution
                required documents)       to wire your money to
              . Call us to fax the        us
                completed application
                (and other required
                documents) and we will
                assign you an account
                number
              . Mail us your original
                application (and other
                required documents)
              . Instruct your U.S.
                financial institution
                to wire your money to
                us
              BY ACH PAYMENT            BY SYSTEMATIC INVESTMENT
              . Call or write us for    . Complete the
                an account application    systematic investment
              . Complete the              section of the
                application (and other    application
                required documents)     . Attach a voided check
              . Call us to fax the        to your application
                completed application   . Mail us the completed
                (and other required       application and voided
                documents) and we will    check
                assign you an account   . We will electronically
                number                    debit your purchase
              . Mail us your original     proceeds from the
                application (and other    financial institution
                required documents)       account identified on
              . We will electronically    your account
                debit your purchase       application
                proceeds from the
                financial institution
                account identified on
                your account
                application

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100 for Investor Shares and $500 for Institutional Shares.

CANCELED OR FAILED PAYMENTS The Funds accept checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Funds and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.



SELLING SHARES

The Funds process redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds to you within a week. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                           HOW TO SELL SHARES FROM
                                 YOUR ACCOUNT
                           BY MAIL
                           . Prepare a written
                             request including:
                            . Your name(s) and
                              signature(s)
                            . Your account number
                            . The Fund name
                            . The dollar amount or
                              number of shares you
                              want to sell
                            . How and where to send
                              the redemption
                              proceeds
                           . Obtain a signature
                             guarantee (if required)
                           . Obtain other
                             documentation (if
                             required)
                           . Mail us your request
                             and documentation
                           BY WIRE
                           . Wire redemptions are
                             only available if your
                             redemption is for
                             $5,000 or more and you
                             did not decline wire
                             redemption privileges
                             on your account
                             application
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application) (see "By
                             Telephone") or
                           . Mail us your request
                             (see "By Mail")
                           BY TELEPHONE
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application)
                           . Provide the following
                             information:
                            . Your account number
                            . Exact name(s) in
                              which the account is
                              registered
                            . Additional form of
                              identification
                           . Redemption proceeds
                             will be:
                            . Mailed to you OR
                            . Wired to you (unless
                              you declined wire
                              redemption privileges
                              on your account
                              application) (see "By
                              Wire")
                           SYSTEMATICALLY
                           . Complete the
                             systematic withdrawal
                             section of the
                             application
                           . Attach a voided check
                             to your application
                           . Mail us your completed
                             application
                           . Redemption proceeds
                             will be electronically
                             credited to your
                             account at the
                             financial institution
                             identified on your
                             account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

  .  Written requests to redeem $100,000 or more

  .  Changes to a shareholder's record name

  . Redemptions from an account for which the address or account registration has changed within the last 30 days

  . Sending redemption and distribution proceeds to any person, address or financial institution account, not on record

  . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

  . Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The transfer agent reserves the right to require signature guarantees on any redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Funds reserve the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of a Fund's assets).


LOST ACCOUNTS The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on two or more occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.

CHOOSING A SHARE CLASS

The following is a summary of the differences between Institutional Shares and Investor Shares of the Funds:

                INSTITUTIONAL SHARES        INVESTOR SHARES
              . Designed for eligible   . Designed for retail
                institutions              investors
                (financial
                institutions,
                corporations, trusts,
                estates and religious
                and charitable
                organizations),
                employee benefit plans
                with assets of at
                least $10 million, and
                registered investment
                advisors or financial
                planners purchasing
                shares on behalf of
                clients and who charge
                asset-based or hourly
                fees
              . Lower expense ratio     . Higher expense ratio
                than Investor Shares      than Institutional
                due to no Rule 12b-1      Shares due to Rule
                distribution fees         12b-1 fees

Fees vary considerably between the Funds' classes. You should carefully consider the differences in the classes' fee structures as well as the length of time you wish to invest in the Funds before choosing which class to purchase. Please review the Fee Table for the Fund before investing in a Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you.

RULE 12B-1 DISTRIBUTION AND/OR SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Funds pay the distributor a fee of up to 0.25% of the average daily net assets of Investor Shares for distribution services and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to Investor Shares.



EXCHANGE PRIVILEGES

You may exchange your shares of the Funds for shares of certain other funds by mail or telephone unless you declined telephone redemption privileges on your account application. Not all funds available for exchange may be available for purchase in your state. Check with the transfer agent regarding funds available for exchange in your state. An exchange is a sale and purchase of shares and may have tax consequences. If you exchange into a fund that imposes a sales charge, you will have to pay that fund's sales charge at the time of exchange. The Funds reserve the right to refuse any exchange request, particularly a request that could adversely affect a Fund or its operations.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but the Funds reserve the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                               HOW TO EXCHANGE
                           BY MAIL
                           . Prepare a written
                             request including:
                            . Your name(s) and
                              signature(s)
                            . Your account number
                            . The names of each
                              fund you are
                              exchanging
                            . The dollar amount or
                              number of shares you
                              want to sell (and
                              exchange)
                           . Open a new account and
                             complete an account
                             application if you are
                             requesting different
                             shareholder privileges
                           . Obtain a signature
                             guarantee, if required
                           . Mail us your request
                             and documentation
                           BY TELEPHONE
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application)
                           . Provide the following
                             information:
                            . Your account number
                            . Exact name(s) in
                              which account is
                              registered
                            . Additional form of
                              identification



RETIREMENT ACCOUNTS

The Funds offer IRA accounts, including traditional and Roth IRAs. The Funds may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

 PORTFOLIO MANAGER PAST PERFORMANCE

GOLDEN LARGE CORE VALUE FUND

The performance data set forth below relates to the historical performance of the private client accounts managed by the Adviser* that have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. These accounts were managed by Jeff C. Moser and Greg W. Golden, the portfolio managers responsible for the Fund's day-to-day operations. Mr. Moser is the lead manager. Together, Messrs. Moser and Golden perform all of the functions related to the management of the portfolio and have made all portfolio decisions since the strategy inception date. As of June 30, 2005, the Adviser did not manage any registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Adviser is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Adviser's private accounts had been readjusted to reflect the first year expenses of the Fund, the performance of the private accounts would have been lower. You should not consider this performance data as an indication of future performance of the Fund.

Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the maximum applicable annual advisory fee of 0.75% for private accounts in this strategy, pro-rated on a monthly basis, brokerage commissions and execution costs paid by the Adviser's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the

--------
* Prior to forming the Adviser in March 1999, the portfolio managers of the Adviser managed private accounts from December 31, 1995 to March 31, 1999 while employed at TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly owned investment subsidiary of Bank of America. The accounts of the portfolio managers while employed at TradeStreet were managed in substantially the same manner as those accounts currently managed by the Adviser.

Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of the Adviser's private accounts for the periods ended December 31, 2004. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

                                    [CHART]

                                            SINCE INCEPTION
1 YEAR    3 YEARS   5 YEARS     7 YEARS   (DECEMBER 31, 1995)
-------   -------  -------      -------   -------------------
14.02%     7.22%     5.05%       10.99%           15.13%

The calendar year-to date total return as of June 30, 2005 was 0.46%.

                         ADVISER'S LARGE CORE  S&P 500   RUSSELL 1000 VALUE
     YEAR(S)             VALUE COMPOSITE/(1)/ INDEX/(2)/     INDEX/(3)/
     1 Year (2004)              14.02%         10.88%          16.48%
     3 Years (2002-2004)         7.22%          3.56%           8.56%
     5 Years (2000-2004)         5.05%         -2.33%           5.27%
     7 Years (1998-2004)        10.99%          4.74%           6.99%
     Since Inception
       (1996-2004)/(4)/         15.13%          9.53%          11.38%

/(1)/The presentation (the "Composite") describes 32 accounts valued at $426 million, as of December 31, 2004. The Composite comprises all accounts (other than wrap accounts) valued in excess of $1 million that are managed in the Large Core Value strategy by Jeff C. Moser and Greg W. Golden. Composite performance includes terminated accounts and accounts that have been open for at least one full month. Composite performance results managed by Jeff C. Moser, CFA and Greg W. Golden, CFA from December 31, 1995 to March 31, 1999 were realized while employed at TradeStreet Investment Associates, Inc., a wholly owned investment subsidiary of Bank of America. For this time period, Golden Capital Management is utilizing two representative portfolios that were the most dominant accounts in the strategy while employed at TradeStreet Investment Associates, Inc. From April 1, 1999 to the present, composite performance results reflect a composite of portfolios managed by Messrs. Moser and Golden while employed at Golden Capital Management.
/(2)/The S&P 500 Index measures the performance of large capitalization U.S.
     equities.
/(3)/The Russell 1000 Value Index measures the performance of large capitalization U.S. value equities.
/(4)/Since Inception, December 31, 1995 through December 31, 2004.

GOLDEN SMALL CORE VALUE FUND

The performance data set forth below relates to the historical performance of the private client accounts managed by the Adviser that have investment objectives and investment policies, strategies and risks substantially similar to those of the Fund. These accounts were managed by Greg W. Golden and Jeff C. Moser, the portfolio managers responsible for the Fund's day-to-day operations. The Adviser does not manage registered investment companies with investment objectives and investment policies, strategies and risks substantially similar to those of the Fund.

While the Adviser is primarily responsible for the Fund's performance, the information presented does not represent the past performance of the Fund. If the performance of the Adviser's private accounts had been readjusted to reflect the first year expenses of the Fund, the performance of the private accounts would have been lower. You should not consider this performance data as an indication of future performance of the Fund.

Results for the full period are time-weighted and dollar-weighted in accordance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS). Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the maximum applicable annual advisory fee of 1.0% for private accounts in this strategy, pro-rated on a monthly basis, brokerage commissions and execution costs paid by the Adviser's private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund's performance is calculated using the method required by the U.S. Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts. The private accounts are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.

The following chart and table show the average annual total return of the Adviser's private accounts for the periods ended December 31, 2004. The data are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

                                    [CHART]

              SINCE INCEPTION
1 YEAR       (JUNE 30, 2002)
-------       --------------
20.41%            18.94%

The calendar year-to date total return as of June 30, 2005 was 7.36%.

                                  ADVISER'S      S&P 600   RUSSELL 2000
                               SMALL CORE VALUE SMALL CAP     VALUE
         YEAR(S)                COMPOSITE/(1)/  INDEX/(2)/  INDEX/(3)/
         1 Year (2004)              20.41%       22.66%       22.25%
         Since Inception
           (6/30/02-2004)/(4)/      18.94%       15.14%       16.80%


/(1)/The presentation (the "Composite") describes 1 account valued at $8 million, as of December 31, 2004. The Composite comprises the only fee paying account valued in excess of $1 million that is managed in the Small Core Value strategy by Greg W. Golden and Jeff C. Moser. Composite performance includes terminated accounts and accounts that have been open for at least one full month.

/(2)/The S&P 600 Small Cap Index measures the performance of small capitalization U.S. equities.
/(3)/The Russell 2000 Value Index measures the performance of small capitalization U.S. value equities.
/(4)/Since Inception, June 30, 2002 through December 31, 2004.

 OTHER INFORMATION



DISTRIBUTIONS

The Funds declare distributions from net investment income and pays those distributions annually. Any net capital gain realized by the Funds will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.



TAXES

The Funds operate in a manner such that they will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund's distributions, regardless of whether you reinvest them or receive them in cash. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A portion of the dividends paid by a Fund may be eligible for the dividends-received deduction for corporate shareholders. A Fund's distributions of net long-term capital gain (if any), are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes.

Some of the Funds' distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions of capital gain and a Fund's distribution of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares may be a taxable transaction for Federal income tax purposes.

The Funds may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.

The Funds will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.



ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Funds). From time to time, large shareholders may control the Funds or the Trust.

 FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Funds had not commenced operations prior to the date of this Prospectus.

                         GOLDEN LARGE CORE VALUE FUND
                             INSTITUTIONAL SHARES
                                INVESTOR SHARES

                         GOLDEN SMALL CORE VALUE FUND
                             INSTITUTIONAL SHARES
                                INVESTOR SHARES

                          ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Funds' investments will be available in the Funds' annual/semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

                             CONTACTING THE FUNDS
You can get free copies of the annual/semi-annual reports (when available), the SAI, request other information, and discuss your questions about the Funds by contacting the Funds at:

                                 Golden Funds
                                 P.O. Box 446
                             Portland, Maine 04112

                                (800) 206-8610



You will also be able to obtain free copies of the annual/semi-annual reports and the SAI on the Funds' website at www.GoldenFunds.net upon completion of the web site's construction.

                SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Funds' annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                       Email address: publicinfo@sec.gov


Fund information, including copies of the annual/semi-annual reports and the SAI, is available on the SEC's web site at www.sec.gov.

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                             Portland, Maine 04101
                                (866) 453-5199
                                www.foresides.com


                   Investment Company Act File No. 811-3023

                      STATEMENT OF ADDITIONAL INFORMATION

                                 August 12, 2005


                          GOLDEN LARGE CORE VALUE FUND
                              Institutional Shares
                                 Investor Shares


                          GOLDEN SMALL CORE VALUE FUND
                              Institutional Shares
                                 Investor Shares






INVESTMENT ADVISER:

         Golden Capital Management, LLC
         Five Resource Square, Suite 150
         10715 David Taylor Drive
         Charlotte, North Carolina 28262

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Citigroup Fund Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (800) 206-8610

This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 12, 2005, as may be amended from time to time, offering shares of the Golden Large Core Value Fund and Golden Small Core Value Fund (the "Funds"), two separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Copies of the Annual Report may be obtained, when available, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY......................................................................1

1.  INVESTMENT POLICIES AND RISKS.............................................2

2.  INVESTMENT LIMITATIONS...................................................12

3.  MANAGEMENT...............................................................14

4.  PORTFOLIO TRANSACTIONS...................................................23

5.  PURCHASE AND REDEMPTION INFORMATION......................................25

6.  TAXATION.................................................................27

7.  OTHER MATTERS............................................................31

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS..............................A-1

APPENDIX B - MISCELLANEOUS TABLES...........................................B-1

APPENDIX C - PROXY VOTING PROCEDURES........................................C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Accountant" means Citigroup.

"Administrator" means Citigroup.

"Adviser" means Golden Capital Management, LLC

"Board" means the Board of Trustees of the Trust.

"CFTC" means Commodities Future Trading Commission.

"Citigroup" means Citigroup Global Fund Services, LLC.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means Citibank, N.A.

"Distributor" means Foreside Fund Services, LLC.

"Fitch" means Fitch Ratings.

"Fund" means Golden Large Core Value Fund or Golden Small Core Value Fund.

"Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share.

 "NRSRO" means a nationally recognized statistical rating organization.

 "SAI" means Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, a Division of the McGraw Hill Companies.

"Transfer Agent" means Citigroup.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1.  Investment Policies and Risks
--------------------------------------------------------------------------------
Each Fund is a diversified series of the Trust. This section discusses certain investments that the Funds may make in greater detail than the Funds' Prospectus. Each Fund offers two classes: Institutional Shares and Investor Shares. A Fund will make only those investments described below that are in accordance with its investment objectives and policies.


A.       SECURITY RATINGS INFORMATION

The Funds' investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Funds may only invest in: (1) convertible and other debt securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Funds may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Funds may purchase. Unrated securities may not be as actively traded as rated securities.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. The Funds may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of a Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       EQUITY SECURITIES

1.       GENERAL

COMMON AND PREFERRED STOCK. Each Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

WARRANTS. Each Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

DEPOSITARY RECEIPTS. Each Fund may invest in depository receipts. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. The Funds may invest up to 20% of their assets in ADRs and EDRs. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. Each Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

2.       RISKS

COMMON AND PREFERRED STOCK. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

CONVERTIBLE SECURITIES. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

WARRANTS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

DEPOSITARY RECEIPTS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.       DEBT SECURITIES

1.       GENERAL

The Funds may invest in debt securities  including  corporate debt  obligations,
U.S.  Government  Securities,   mortgage-related  securities  and  variable  and
floating rate securities.

CORPORATE DEBT OBLIGATIONS. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. Companies use these instruments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. In addition, the Funds may invest in corporate debt securities registered and sold in the United States by foreign issuers (Yankee bonds) and those sold outside the United States by foreign or U.S. issuers (Eurobonds). Each Fund intends to restrict its purchases of these securities to issues denominated and payable in United States dollars. The Funds may only invest in commercial paper that is rated in one of the two highest short-term rating categories by an NRSRO or, if unrated, is judged by the adviser to be of comparable quality.

FINANCIAL INSTITUTION OBLIGATIONS. Obligations of financial institutions include, among other things, negotiable certificates of deposit and bankers' acceptances. The Funds may invest in negotiable certificates of deposit and bankers' acceptances issued by commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and are insured by the Federal Deposit Insurance Corporation. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Certificates of deposit which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Fund but may be subject to early withdrawal penalties which could reduce the Fund's performance.

U.S. GOVERNMENT SECURITIES. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (such as Fannie Mae (formerly the
Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (such as Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

MORTGAGE-RELATED SECURITIES. The Funds may invest in mortgage-related securities that are U.S. Government Securities or are rated in one of the two highest rating categories by an NRSRO or, if unrated, are judged by the Adviser to be of comparable quality. Mortgage-related securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-related security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-RELATED SECURITIES. The principal issuers or guarantors of mortgage-related securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Federal Housing Authority or Veterans Administration) mortgages. The full faith and credit of the U.S. Government back the principal and interest on GNMA pass-through securities.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal, and FHMLC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. The full faith and credit of the U.S. Government do not back mortgage-related securities from FNMA and FHLMC.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. The Funds may invest in privately issued mortgage-backed securities. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-related securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-related securities is smaller and less liquid than the market for mortgage-related securities issued by U.S. government issuers.

STRIPPED MORTGAGE-RELATED SECURITIES. Stripped mortgage-related securities are multi-class mortgage-related securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-related securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are multiple-class debt obligations that are fully collateralized by mortgage-related pass-through securities or by pools of mortgages ("Mortgage Assets"). Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.

Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and have multiple classes similar to those of CMOs. Payments of principal and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-related securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

VARIABLE AND FLOATING RATE SECURITIES. Debt securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This mechanism may increase the volatility of the security's market value while increasing the security's yield.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Funds intend to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of each Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

2.       RISKS

GENERAL. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

CREDIT RISK. The Fund's investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund will generally buy debt securities that are rated by an NRSRO in the top four long-term rating categories or in the top two short-term rating categories.

Each Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Each Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

MORTGAGE-RELATED SECURITIES. The value of mortgage-related securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-related securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-related securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-related security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund to the extent they retain the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates then those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-related securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-related securities may contain elements of credit enhancement, consisting of either: (1) liquidity protection; or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-related securities, although the credit enhancement may increase the costs of the mortgage-related securities.

D.       OPTIONS AND FUTURES

1.       GENERAL

Each Fund may seek to hedge against either a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase by purchasing and writing (selling) covered options on securities in which it invests and on any securities index based in whole or in part on securities in which the Fund may invest. The Funds may also buy and sell stock index futures. Both Funds may purchase and sell futures contracts on Treasury bills, Treasury bonds and other financial instruments and may write covered call options and purchase and sell out and call options on those futures contracts. The Funds may only invest in options traded on an exchange or in an over-the-counter market.


The Trust, on behalf of the Funds, has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore the Funds are not subject to registration or regulation as a commodity pool operator under the Act.


2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or a currency, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       RISKS OF OPTIONS AND FUTURES TRANSACTIONS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. A Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. A Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund's yield.

E. ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

A Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

F.       LEVERAGE TRANSACTIONS

1.       GENERAL

Each Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to a Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Funds use these investment techniques only when the Adviser believes that the leveraging and the returns available to the Funds from investing the cash will provide investors a potentially higher return.

SECURITIES LENDING. As a fundamental policy, each Fund may lend portfolio securities or participate in repurchase agreements in an amount up to 10% of its total assets to brokers, dealers and other financial institutions. Repurchase agreements are transactions in which a Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If a Fund enters into a repurchase agreement, it will retain possession of the purchased securities and any underlying collateral. Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of a Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Funds may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. A purchase of securities on a "when-issued" or "forward commitment basis" will not be made if, as a result, more than 15% of a Fund's total assets would be committed to such transactions.

2.       RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by a Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires a Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, each Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to a Fund's commitments under these transactions.

G.       FOREIGN SECURITIES

Each Fund may invest up to 20% of their total assets in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and a Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

H.       CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to a Fund's shareholders. The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders.

I.       SECURITIES OF INVESTMENT COMPANIES

The Funds may invest in the securities of any investment company to the extent permitted by the 1940 Act.

J.       CASH OR CASH EQUIVALENTS

The Funds may invest a significant portion of its total assets in cash or cash equivalents if the Adviser is unable to find investments selling at discounts to what the Adviser believes is their fair intrinsic value.

K.       TEMPORARY DEFENSIVE POSITION

Each Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two short-term highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, time deposits, bankers' acceptances and certificates of deposit issued by domestic banks, corporate notes and short-term bonds and money market mutual funds. Each Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which each Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

2.  INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------


For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which a Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which a Fund may rely.


Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.


A fundamental policy of a Fund and a Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.


A.       FUNDAMENTAL LIMITATIONS


Each Fund has adopted the following investment limitations, that cannot be changed by the Board without shareholder approval. The Funds may not:


1.       BORROWING

Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

2.       CONCENTRATION

Purchase securities, other than U.S. Government Securities, if, immediately after each purchase, more than 25% of the Fund's total assets taken at market value would be invested in securities of issuers conducting their principal business activity in the same industry.

3.       DIVERSIFICATION

With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer, if: (1) more than 5% of the Fund's total assets taken at market value would at the time of purchase be invested in the securities of that issuer; or (2) such purchase would at the time of purchase cause the Fund to hold more than 10% of the outstanding voting securities of that issuer.

4.       UNDERWRITING ACTIVITIES

Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

5.       MAKING LOANS

Make loans to other persons except for loans of portfolio securities and except through the use of repurchase agreements and through the purchase of commercial paper or debt securities which are otherwise permissible investments.

6.       PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

7.       PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

8.       ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the Investment Company Act of 1940 ("1940 Act") and except that the Fund may borrow money subject to investment limitations specified herein and in the Fund's Prospectus.

9.       OIL, GAS & MINERAL EXPLORATION

Invest in interests in oil or gas or interests in other mineral exploration or development programs.

B.       NONFUNDAMENTAL LIMITATIONS


Each Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. The Funds may not:


1.       PLEDGING

Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

2.       MARGIN AND SHORT SALES

Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

3.       BORROWING

Purchase securities for investment while any borrowing equaling 10% or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 10% of the value of the Fund's total assets.

4.       ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("Restricted Securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.


5.       INVESTMENT IN OTHER INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

6.       WARRANTS


Invest in warrants if: (1) more than 5% of the value of the Fund's net assets will be invested in warrants (valued at the lower of cost or market); or (2) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. For purpose of this limitation, warrants acquired by the Fund in units or attached to securities are deemed to have no value.

3.  MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS


The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Funds. The fund complex includes the Trust and two other investment companies (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. The President and Prinicipal Financil Officer of the Trust are also principals of the Distributor. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees twenty-nine portfolios in the Fund Complex. No Trustee is a director of any public company or registered investment company.

------------------------------ ----------------- --------------------- ---------------------------------------------------
                                                  TERM OF OFFICE AND
                                   POSITION             LENGTH                      PRINCIPAL OCCUPATION(S)
            NAME                   WITH THE            OF TIME                               DURING
       AND BIRTH DATE               TRUST               SERVED                            PAST 5 YEARS
------------------------------ ----------------- --------------------- ---------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------ ----------------- --------------------- ---------------------------------------------------
J. Michael Parish              Chairman          Since 1989            Retired; Partner, Wolfe, Block, Schorr and
Born: November 9, 1943         Trustee           (Chairman since       Solis-Cohen LLP (law firm) 2002 - 2003; Partner,
                                                 2004)                 Thelen Reid & Priest LLP (law firm) from 1995 -
                                                                       2002.
------------------------------ ----------------- --------------------- ---------------------------------------------------
Costas Azariadis               Trustee           Since 1989            Professor of Economics, University of
Born: February 15, 1943                                                California-Los Angeles; Visiting Professor of
                                                                       Economics, Athens University of Economics and
                                                                       Business 1998 - 1999.
------------------------------ ----------------- --------------------- ---------------------------------------------------
James C. Cheng                 Trustee           Since 1989            President, Technology Marketing Associates
Born: July 26, 1942                                                    (marketing company for small and medium sized
                                                                       businesses in New England).
------------------------------ ----------------- --------------------- ---------------------------------------------------
INTERESTED TRUSTEE
------------------------------ ----------------- --------------------- ---------------------------------------------------
John Y. Keffer                 Trustee           Since 1989            President, Forum Trust, LLC (a non-depository trust
Born: July 15, 1942                                                    company) since 1997; President, Citigroup's fund
                                                                       services division from 2003 through August 15, 2005;
                                                                       President, Forum Financial Group, LLC ("Forum")
                                                                       (a fund services company acquired by Citigroup in
                                                                       2003).
------------------------------ ----------------- --------------------- ---------------------------------------------------



                                       14

------------------------------ ----------------- --------------------- ---------------------------------------------------
                                                  TERM OF OFFICE AND
                                   POSITION             LENGTH                      PRINCIPAL OCCUPATION(S)
            NAME                   WITH THE            OF TIME                               DURING
       AND BIRTH DATE               TRUST               SERVED                            PAST 5 YEARS
------------------------------ ----------------- --------------------- ---------------------------------------------------
OFFICERS
------------------------------ ----------------- --------------------- ---------------------------------------------------
Simon D. Collier               President         Since 2005            Managing Director and Principal Executive
Born:  October 22, 1961                                                Officer, Foreside Fund Services, LLC since 2005;
                                                                       Chief Operating Officer and Managing Director,
                                                                       Global Fund Services, Citibank, N.A. from 2003 -
                                                                       2005; Managing Director, Global Securities
                                                                       Services for Investors, Citibank, N.A. from 1999
                                                                       - 2003.
------------------------------ ----------------- --------------------- ---------------------------------------------------
David I. Goldstein             Chief             Since 2003 (Chief     Director, Citigroup's fund services division
Born: August 3, 1961           Administrative    Administrative        since 2003; Director of Business Product
                               Officer           Officer since 2005    Development, Forum 1999 - 2003.
                                                 and President 2003
                                                 - 2005)
------------------------------ ----------------- --------------------- ---------------------------------------------------
Carl A. Bright                 Principal          Since 2005           President, Foreside Fund Services, LLC;
Born: December 20, 1957        Financial                               Consultant, Foreside Solutions, LLC 2000 - 2003
                               Officer                                 (mutual fund development company).
------------------------------ ----------------- --------------------- ---------------------------------------------------
Beth P. Hanson                 Vice President/    Since 2003            Relationship  Manager,  Citigroup's  fund  services
Born: July 15, 1966            Assistant                               division  since 2003;  Relationship  Manager,  Forum
                               Secretary                               1999 - 2003.
------------------------------ ----------------- --------------------- ---------------------------------------------------
Sara M. Morris                 Vice President    Since 2004            Director and Relationship Manager, Citigroup's
Born: September 18, 1963                                               fund services division since 2004; Chief
                                                                       Financial Officer, The VIA Group, LLC (strategic
                                                                       marketing company) 1999 - 2003.
------------------------------ ----------------- --------------------- ---------------------------------------------------
Trudance Bakke                 Treasurer         Since 2005            Manager, Citigroup's fund services division since
Born: August 11, 1971                                                  2003; Senior Manager of Corporate Finance, Forum
                                                                       1999 -  2003.
------------------------------ ----------------- --------------------- ---------------------------------------------------
David M. Whitaker              Secretary         Since 2004            Senior Manager, Citigroup's fund services
Born: September 6, 1971                                                division since 2004; Assistant Counsel, PFPC,
                                                                       Inc. (a fund services company) 1999 - 2004.
------------------------------ ----------------- --------------------- ---------------------------------------------------

                                          TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------------- --------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP
                                                                                AS OF DECEMBER 31, 2004 IN ALL FUNDS
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN   OVERSEEN BY TRUSTEE IN THE FAMILY OF
              TRUSTEES                               THE FUNDS                          INVESTMENT COMPANIES
                                              AS OF DECEMBER 31, 2004
------------------------------------- ----------------------------------------- --------------------------------------
INDEPENDENT TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
Costas Azariadis                                        None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
James C. Cheng                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
J. Michael Parish                                       None                                Over $100,000
------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
John Y. Keffer                                          None                              $10,001 to 50,000
------------------------------------- ----------------------------------------- --------------------------------------

B.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES


As of December 31, 2004, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.


C.       INFORMATION CONCERNING TRUST COMMITTEES


AUDIT COMMITTEE. The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders.

VALUATION COMMITTEE. The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer and Parish, certain officers of the Trust, and a senior representative of the investment adviser to the Trust series requiring fair valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board.

QUALIFIED LEGAL COMPLIANCE COMMITTEE. The qualified legal compliance committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the independent trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the trust or an employee or agent of the trust.


D.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended and $1,500 for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust, except for the President, is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid to each Trustee by the Funds and the Fund Complex for the fiscal year ending June 30, 2006.

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
                                                                                                TOTAL COMPENSATION
                            COMPENSATION FROM                                                   FROM TRUST AND FUND
        TRUSTEE                   FUNDS                BENEFITS              RETIREMENT               COMPLEX
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Costas Azariadis                 $2,117                   $0                     $0                   $36,000
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
James C. Cheng                   $2,117                   $0                     $0                   $36,000
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
J. Michael Parish                $2,823                   $0                     $0                   $48,000
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

E.       INVESTMENT ADVISER


1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement (the "Agreement") with the Trust. Under the Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund.

2.       OWNERSHIP OF ADVISER


Golden Capital Management, LLC is a Delaware limited liability company controlled by GCM Partners, Inc. and Strategic Investment Group Ventures, Inc. GCM Partners, Inc. is the Managing Member of Golden Capital Management, LLC. GCM Partners, Inc. is controlled by the Funds' Portfolio Managers, Jeff C. Moser and Greg W. Golden. Strategic Investment Group Ventures, Inc. is a holding company owned by the California Public Employees Retirement System as part of their Manager Development Program to make investments in money management firms.


3.       INFORMATION CONCERNING ACCOUNTS MANAGED BY PORTFOLIO MANAGERS


The Adviser has provided the following information regarding other accounts managed by the Funds' portfolio manager and conflicts of interest as of June 30, 2005.

As of June 30, 2005, Jeff C. Moser and Greg W. Golden each acted as Portfolio Manager for 3 other pooled investment vehicles with a total market value of $16.3 million. None of these vehicles pay the Adviser a performance based advisory fee.

As of June 30, 2005, Messrs. Moser and Golden each acted as Portfolio Manager for 65 other accounts with a total market value of $1.94 billion. None of these accounts pay the Adviser a performance based advisory fee. As of June 30, 2005, neither Mr. Moser nor Mr. Golden managed any other registered investment companies.

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one account. The Adviser employs a common research platform to evaluate all securities managed for its clients. In addition, when trading client portfolios, the Adviser allocates trades on a pro-rata basis to ensure equitable implementation across client accounts. However, the management of multiple accounts may result in a Portfolio Manager devoting unequal time and attention to the management of a Fund and/or other account.


4.       INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGERS

The Adviser has provided the following information regarding Portfolio Manager compensation as of June 30, 2005.

The Portfolio Managers receive base compensation consisting of a fixed annual salary that is competitive with industry standards along with profit sharing and incentive bonuses based upon their individual contributions and the overall profitability of the firm.

The Portfolio Managers earn profit sharing and performance bonuses based upon the profitability of the Adviser. Portfolio Manager compensation is tied directly to client retention, asset growth, individual performance, and profitability. The Adviser currently does not have a precise formula for attributing weights to each of these criteria in determining total compensation. The final determination is made after consultation with members of the management committee.

The Adviser presently does not have any performance fee relationships.


5.       PORTFOLIO MANAGERS OWNERSHIP IN THE FUNDS

As of July 31, 2005, the Funds had not commenced operations and thus the portfolio managers did not own any shares of a Fund.

6.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average daily net assets. The fee, if not waived, is accrued daily by the Fund and is paid monthly based on average net assets for the previous month. Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Funds and is obligated to pay all expenses of the Funds except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees of Forum Funds, any expenses it is authorized to pay under Rule 12b-1 and extraordinary and non-recurring expenses.

In addition to receiving its advisory fee from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invest in a Fund. If you have a separately managed account with the Adviser with assets invested in a Fund, the Adviser will credit an amount equal to the fees received by the Adviser from the Fund in respect of the assets you have invested in the Fund against any investment management fee charged to you by the Adviser for the management of your separately managed account.

Advisory fee information is not provided because the Funds have not commenced operations prior to the date of this SAI.


7.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on not more than 60 days' (but not less than 30 days') written notice to the Trust. The Agreement terminates immediately upon assignment.

Under the Agreement, the Adviser is not liable for any mistake of judgment, or in any event whatsoever, except for willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

8.       ADVISORY AGREEMENT APPROVAL


At the June 8, 2005 Board meeting, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Funds (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Funds, the Board reviewed materials furnished by the Adviser and the Administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Funds by the Adviser, including information on the investment performance of the Adviser's separately managed accounts; (2) the advisory fees and total expense ratios of the Funds compared to relevant peer groups of funds; (3) the costs of the services to be provided to the Adviser with respect to its relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee reflects these economies of scale for the benefit of Fund investors; and (5) other benefits received by the Adviser from its relationship with the Funds. In particular, the Board focused on the factors discussed below.

The Board met with senior management of the Adviser and discussed the adequacy of resources and the background and quality of the investment management team. The Adviser represented that it has adequate staffing levels to service the Funds and will be proactive in taking necessary steps to ensure that adequate staffing levels are maintained as the Adviser grows. The Board then considered the financial solvency of the Adviser after reviewing the Adviser's financial statements and a summary of its Errors and Omissions Insurance policy. Based on the foregoing, the Board concluded that the Adviser was sufficiently capitalized to be economically viable during the coming year and possessed the resources necessary to meet its investment mandate.

In considering the nature, extent and quality of the services provided to the Funds by the Adviser, the Board observed that the portfolio management team has worked together since 1992. The Adviser represented that it would provide high quality portfolio management services to the Funds. In addition, the Adviser represented that it had no apparent legal or compliance problems that would interfere with the Funds' management. The Board considered the Adviser's plans for the distribution of Fund shares. The Board also reviewed the Adviser's trading policies including the procedures utilized by the Adviser to help ensure the best execution of the Funds' transactions. The Board did not consider the Funds' performance as the Funds are new and have no performance history. The Board did, however, consider the portfolio management team's investment accounts using the same investment style and that these accounts have outperformed their primary benchmark for the one-, three- and five-year periods ending March 31, 2005. Based upon its review of these factors, the Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.

The Board considered the Adviser's compensation for providing advisory services to the Funds and analyzed comparative information on fees and total expenses of similar mutual funds. The Board also discussed the difference in the advisory fees charged to the Funds and the fees charged to the Adviser's other clients. The Board noted that the Adviser's proposed gross and net advisory fees were consistent with their Lipper Inc. peer groups, after considering that the Adviser would pay most Fund-related expenses out of its advisory fee. The Board observed that Golden Large Core Value Fund's proposed total expenses were lower than the mean and median total expenses for its Lipper Inc. peer groups. The Board also observed that Golden Small Core Value Fund's proposed total expenses were consistent with the mean and median total expenses for its Lipper Inc. peer groups. The Board recognized that it was difficult to make comparisons of expense ratios because of the variations in the services that are included in the fees paid by other funds. The Board concluded that the Adviser's advisory fees were fair and reasonable.

The Board then considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Board considered the anticipated size of the Funds and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

Finally, the Adviser represented that it did not expect to receive any other benefits from its relationship with the Funds. Based on the foregoing, the Board concluded that other benefits to be received by the Adviser from its relationship with the Funds was not a material factor to consider in approving the Advisory Agreement.

Prior to voting, the Board reviewed a memorandum from counsel discussing the legal standards for its consideration of the Advisory Agreement. The Board also discussed the proposed initial approval of the Advisory Agreement in a private session with counsel at which no representatives of the Adviser were present. Based upon its review, the Board concluded that the approval of the Advisory Agreement was reasonable, fair and in the best interests of the Funds.

F.       DISTRIBUTOR


1.       DISTRIBUTION SERVICES

The Distributor is the distributor (also know as principal underwriter) of the shares of each Fund and is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under a distribution agreement with the Trust (the "Distribution Agreement"), the Distributor acts as the agent of the Trust in connection with the offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.


The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of shares of the Funds. The

Financial Institutions may accept purchase, redemption, and other requests on behalf of the Funds. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Funds.


The Distributor does not receive compensation for its distribution services except the distribution service fees with respect to the shares of those Classes for which a Plan is effective.

2.       DISTRIBUTION PLAN (INVESTOR SHARES)


In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Funds' Investor Shares, which provides for payment to the Distributor of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the Investor Shares as compensation for the Distributor's services.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of Investor Shares to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Funds to compensate the Distributor for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Independent Trustees. The Plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of a Fund's Investor shares.

Distribution fee information is not provided because the Funds have not commenced operations prior to the date of this SAI.


3.      COMPLIANCE SERVICES


Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, the Distributor provides a Chief Compliance Officer ("CCO") and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO and Certifying Officer and for providing the Compliance Services under the Compliance Agreement, the Distributor receives a fee from the Funds of (i) $32,500 per year and an (ii) annual fee of 0.01% of each Fund's average daily net assets, subject to an annual maximum of $20,000 per Fund. Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay the Distributor directly for the Compliance Services rendered to the Funds.

The Compliance Agreement with respect to the Funds continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by the Distributor with respect to the Funds on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO and Certifying Officer services, may be terminated at any time by the Board, effective upon written notice to the CCO and Certifying Officers, without the payment of any penalty.

Under the Compliance  Agreement,  the  Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributor's officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Compliance Services fee information is not provided because the Funds have not commenced operations prior to the date of this SAI.

G.       OTHER FUND SERVICE PROVIDERS


1.       ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a monthly fee from the Adviser of $2,100 per Fund (with the fee for Small Core Value Fund waived to $1,000 per month for the first year of operations), plus 0.10% of the Fund's annual average daily net assets on the first $100 million of each Fund's assets and 0.05% of the Fund's annual average daily net asset on each Fund's assets over $100 million.


The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to the Funds.

The Administration Agreement with respect to the Funds continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Funds with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and with respect to the Funds, and without penalty, by the Trust or by the Administrator with respect to the Funds on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.


Administration fee information is not provided because the Funds have not commenced operations prior to the date of this SAI.


2.       FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), the Accountant provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing the Funds' financial statements and tax returns.

For its services, the Accountant receives from the Adviser a monthly fee of $2,500 per Fund (with the fee for Small Core Value Fund waived to $2,000 per month for the first year of operations), $500 per month for each class above one, 0.03% of the Fund's annual average daily net asset on the first $50 million in each Fund's assets, 0.01% of the Fund's annual average daily net asset on the next $450 million in each Fund's assets, 0.005% of the Fund's annual average daily net asset on each Fund's assets over $500 million and certain surcharges based upon each Fund's asset level as well as the number and type of the Fund's portfolio transactions and positions.

The Accounting Agreement with respect to the Funds continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Funds with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Funds on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.


Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating a Fund's NAV per share, the Accountant is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Funds.


Fund Accountant fee information is not provided because the Funds have not commenced operations prior to the date of this SAI.


3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement with the Trust (the "Transfer Agent Agreement"), the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

4.       CUSTODIAN


The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, New York 10013.

5.       LEGAL COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue NW, Suite 200, Washington D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

6.       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, an independent registered public accounting firm, have been selected as auditors for each Fund. The auditor audits the annual financial statements of each Fund and provides the Funds with an audit opinion. The auditors also review certain regulatory filings of each Fund and each Fund's tax returns.

4.  PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

A.       HOW SECURITIES ARE PURCHASED AND SOLD


Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.


Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID


Commission information is not provided because the Funds have not commenced operations prior to the date of this SAI.

C. ADVISER RESPONSIBILITY FOR PURCHASES AND SALES AND CHOOSING BROKER-DEALERS

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

In selecting a broker or dealer, the Adviser seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable broker commission or dealer spread), the size of order, difficulty of execution and efficiency of the firm's facilities and the firm's risk in positioning blocks of securities. While the Adviser seeks reasonably competitive trade execution costs, a Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Adviser may select a broker based partly upon brokerage or research services provided to the Adviser and its clients, including a Fund. In return for such services the Adviser may pay a higher commission than other brokers would charge if the Adviser determines in good faith that the commission is reasonable in relation to the services provided.

The Adviser does not consider sales of shares of a Fund (or any other mutual fund it may advise in the future) as a factor in the selection of brokers or dealers to execute portfolio transactions for the Funds; however, whether or not a particular broker or dealer sells shares of mutual funds advised by the Adviser neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.


There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

D.       OBTAINING RESEARCH FROM BROKERS

The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Funds to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Funds' investors.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

E.       COUNTERPARTY RISK


The Adviser monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.


F.       TRANSACTIONS THROUGH AFFILIATES


The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.


G.       OTHER ACCOUNTS OF THE ADVISER


Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


H.       PORTFOLIO TURNOVER


The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.


I.       SECURITIES OF REGULAR BROKER-DEALERS


From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

J.       PORTFOLIO HOLDINGS

Portfolio holdings of the Funds are disclosed to the public on a quarterly basis in filings with the SEC. Portfolio holdings as of the end of the Funds' annual and semi-annual fiscal periods are reported within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days of the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported within 60 days of the end of those periods. You may request a copy of the Funds' latest semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Funds' latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Adviser makes publicly available, on a quarterly basis, information regarding each Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding), the names of each Fund's remaining holdings (but not the percentage of the Fund's assets invested in each such holding) and the percentage breakdown of each Fund's investments by sector and industry. This information is made available through the Fund or Adviser's website, marketing communications (including advertisements and sales literature), and/or the Transfer Agent telephone customer service center. This information is released within 15 days after the quarter end.

The Board has authorized disclosure of the Funds' nonpublic portfolio holdings information to certain persons who provide services on behalf of the Funds or to its service providers in advance of public release. The Adviser, Citigroup and the Custodian have regular and continuous access to the Funds' portfolio holdings. In addition, the officers and the Distributor, as well as any proxy voting services may have access to the Funds' nonpublic portfolio holdings information on an ongoing basis. The Trustees, independent accountants and legal counsel to the Funds and to the Independent Trustees may receive information on an as needed basis. Mailing services (ADP) and financial printers (RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of the Funds' portfolio holdings.

No compensation is received by the Funds, nor, to the Funds' knowledge, paid to the Adviser or any other person in connection with the disclosure of the Funds' portfolio holdings. The Trust's, Adviser's, Administrator's and Distributor's codes of ethics (collectively, "Codes") are intended to address potential conflicts of interest arising from the misuse of information concerning the Funds' portfolio holdings. The Funds' service providers may be subject to confidentiality provisions contained within their service agreements, professional codes, or other policies that address conflicts of interest arising from the misuse of this information.

The Funds' portfolio holdings disclosure policy is reviewed by the Board from time to time. In order to help ensure that this policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board. In addition, the Board will receive any interim reports that the CCO may deem appropriate. Any conflict identified by the Funds resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Adviser, the Distributor or any of their affiliates will be reported to the Board for appropriate action.



5.  PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.


Shares of the Funds are sold on a continuous basis by the Distributor. The Funds reserve the right to refuse any purchase request.


Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through Financial Institutions. The Financial Institutions may accept purchase, redemption, and other requests on behalf of the Funds. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of a Fund. Your order will be priced at a Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the terms of the Funds' prospectus or with its contractual arrangements with the Fund and/or its agents. The Fund is not responsible for the failure of any financial institution to carry out its obligations to you.

Financial Institutions may charge their customers a fee for their services and are responsible for transmitting purchase, redemption and other requests to the Funds. If you purchase shares through a Financial Institution, you will be subject to the Financial Institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly.

Investors purchasing shares of a Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.

The performance of the Funds may be compared in publications to (1) the performance indices and investments for which reliable performance data is available and (2) averages, performance rankings, or other information prepared by recognized mutual fund statistical services.


B.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or (2) to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, each Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which each Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.

C.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price provided by independent pricing services. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

D.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6.  TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year-end of each Fund is June 30 (the same as each Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


2.        FAILURE TO QUALIFY


If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent a Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions will not qualify for the dividends-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with a NAV at the time of purchase reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to you during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by a Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by a Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under current federal tax law, if a Fund invests in bonds issued with "original issue discount", the Fund generally will be required to include in income as interest each year, in addition to stated interest received on such bonds, a portion of the excess of the face amount of the bonds over their issue price, even though the Fund does not receive payment with respect to such discount during the year. With respect to "market discount bonds" (i.e., bonds purchased by a Fund at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. As a result, in order to make the distributions necessary for a Fund not to be subject to federal income or excise taxes, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash which the Fund has actually received as interest during the year.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gain from a Fund and distributions of portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to an investment in a Fund can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.

I.       FOREIGN TAXES

Income received by a Fund from sources within foreign countries may be subject to foreign income taxes, including withholding taxes.



7.  OTHER MATTERS
--------------------------------------------------------------------------------
A.       THE TRUST AND ITS SHAREHOLDERS

GENERAL INFORMATION
Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Absolute Strategies Fund /(1)/                                 Fountainhead Special Value Fund
Adams Harkness Small Cap Growth Fund                           Golden Large Core Value Fund/(5)/
Austin Global Equity Fund                                      Golden Small Core Value Fund/(5)/
Auxier Focus Fund/(2)/                                         Investors Bond Fund
Brown Advisory Growth Equity Fund/(3)/                         Jordan Opportunity Fund
Brown Advisory Intermediate Income Fund/(4)/                   Mastrapasqua Growth Fund
Brown Advisory International Fund /(3)/                        Merk Hard Currency Fund/(5)/
Brown Advisory Maryland Bond Fund/(3)/                         Payson Total Return Fund
Brown Advisory Real Estate Fund/(3)/                           Payson Value Fund
Brown Advisory Small-Cap Growth Fund/(4)/                      Polaris Global Value Fund
Brown Advisory Small-Cap Value Fund                            Shaker Fund /(6)/
Brown Advisory Value Equity Fund/(3)/                          TaxSaver Bond Fund
DF Dent Premier Growth Fund                                    Winslow Green Growth Fund
Dover Responsibility Fund /(1)/

/(1)/ The Trust offers shares of beneficial interest in Institutional, A and C classes of this series.
/(2)/ The Trust offers shares of beneficial interest in Investor, A and C classes of this series.
/(3)/ The Trust offers shares of beneficial interest in an Institutional class of this series.
/(4)/ The Trust offers shares of beneficial interest in Institutional and A classes of this series.
/(5)/ The Trust offers shares of beneficial interest in Institutional and Investor classes of this series.
/(6)/ The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.


The Trust, the Adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.


The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST


Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS


Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series and
(2) the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.       FUND OWNERSHIP


As of March 31, 2005, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of the Funds.

Also as of that date, no shareholders of record owned 5% or more of the shares of the Funds.

From time to time, certain shareholders may own a large percentage of the shares of the Funds. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of July 31, 2005, no shareholder may be deemed to control a Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities.


C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Forum Funds' Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       PROXY VOTING PROCEDURES


A copy of the Trust's and the Adviser's proxy voting procedures adopted on behalf of the Funds is included in Appendix C. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2006 will be available (1) without charge, upon request, by contacting the Transfer Agent at (800) 206-8610 and (2) on the SEC's web site at www.sec.gov.


E.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------
A.        CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.        MOODY'S INVESTORS SERVICE

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

          Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.        STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC        An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.        FITCH

          INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

          SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

B.        PREFERRED STOCK

1.        MOODY'S INVESTORS SERVICE

Aaa An issue that is rated "Aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa An issue that is rated "Aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C         This is the lowest  rated  class of  preferred  or  preference  stock.
          Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.        STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB,
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C         A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.        SHORT TERM RATINGS

1.        MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: o Leading market positions in well-established industries. o High rates of return on funds employed. o Conservative capitalization structure with moderate reliance on debt and ample asset protection. o Broad margins in earnings coverage of fixed financial charges and high internal cash generation. o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.        STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.        FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------
N/A

APPENDIX C - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------


                                   FORUM FUNDS
                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004


     SECTION 1. PURPOSE

     Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

     This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

     SECTION 2. RESPONSIBILITIES

     (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

     The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

     The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

     (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

     SECTION 3. SCOPE

     These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

     SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

     (A) GENERAL

          (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If
          (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

          (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

          (3)  ABSENCE OF PROXY  VOTING  SERVICE  GUIDELINES.  In the absence of
          Adviser  Guidelines,   the  Adviser  shall  vote  the  Fund's  proxies
          consistent with Sections B and C below.

     (B) ROUTINE MATTERS

     As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

          (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

          (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

          (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the
          issuance  of  new  shares  could  excessively   dilute  the  value  of
          outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

     (C) NON-ROUTINE MATTERS

          (1)  CORPORATE   RESTRUCTURINGS,   MERGERS  AND  ACQUISITIONS.   These
          proposals should be examined on a case-by-case basis.

          (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

          (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

          (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

          (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

     (D) CONFLICTS OF INTEREST

     Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

     If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

     (E) ABSTENTION

     The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                         GOLDEN CAPITAL MANAGEMENT, LLC
                              PROXY VOTING POLICY

GOLDEN CAPITAL MANAGEMENT, LLC
INTRODUCTION

Golden Capital Management, LLC (GCM) takes seriously its responsibility to vote proxies on behalf of its clients. Two principles guide our voting: advancing the economic interests of our clients and protecting their rights as beneficial owners of the corporations in whose securities we invest. This document summarizes our voting policies on both management and shareholder proposals. Our policies cover the issues that we most frequently encounter. We revise and update these policies from time to time to make sure that they are current.

BOARD OF DIRECTORS AND CORPORATE GOVERNANCE
ELECTION OF DIRECTORS

GCM evaluates board nominees to each board of directors on a CASE-BY-CASE basis. In practice, we usually recommend in favor of nominees. However, we will recommend withholding for individual nominees or entire slates if we believe such action is in the best interests of shareholders.

PROXY CONTESTS

GCM evaluates proxy contests on a CASE-BY-CASE basis. In either a contest to elect directors or to approve a strategic initiative, we recommend in favor of the position that we believe will produce the best economic outcome for shareholders.

ELECTION OF DISSIDENT DIRECTORS

GCM evaluates each proposal to elect a dissident slate of directors on a CASE-BY-CASE basis.

INDEMNIFICATION AND LIABILITY PROTECTION FOR DIRECTORS AND OFFICERS

GCM usually recommends FOR management proposals on indemnification and liability limitations for officers and directors and AGAINST shareholder proposals to limit indemnification and liability limitations.

BOARD CLASSIFICATION

GCM normally recommends AGAINST proposals to classify a corporate board and FOR resolutions calling for the annual election of directors.

SEPARATE POSITIONS OF CHAIRMAN AND CEO

GCM normally recommends FOR shareholder proposals calling for an independent chairman of the board.

MAJORITY OF INDEPENDENT DIRECTORS

GCM evaluates shareholder proposals calling for an independent majority on the board of directors on a CASE-BY-CASE basis. The same is true for shareholder resolutions calling for independent audit, compensation, and nominating committees. In practice, we usually support such proposals.

BOARD TENURE

GCM normally recommends AGAINST shareholder resolutions to limit the tenure of directors.

CUMULATIVE VOTING

GCM normally recommends FOR shareholder proposals calling for cumulative voting in the election of directors and AGAINST proposals to eliminate cumulative voting.

STOCK OWNERSHIP REQUIREMENTS

GCM examines shareholder resolutions requiring directors to own minimum amounts of stock on a CASE-BY-CASE basis.

CHANGE SIZE OF THE BOARD

GCM examines all proposals to change the size of the board on a CASE-BY-CASE basis.

CONFIDENTIAL VOTING

GCM  recommends  FOR   shareholder   resolutions   requesting  the  adoption  of
confidential voting and FOR management proposals to adopt confidential voting.

SHAREHOLDER ADVISORY COMMITTEES

GCM  evaluates  proposals  to  create  shareholder   advisory  committees  on  a
CASE-BY-CASE basis.

BUNDLED PROPOSALS

GCM evaluates bundled proposals on a CASE-BY-CASE basis.

AUDITORS
RATIFICATION OF AUDITORS

GCM usually recommends FOR the ratification of auditors, unless an auditor has a clear conflict of interest, or unless the auditor has failed to render an accurate financial opinion of a company's financial status.

SEEK BIDS FROM AUDITORS

GCM generally recommends AGAINST shareholder proposals calling for companies to seek bids from other auditors.

ROTATE ACCOUNTING FIRMS

GCM generally recommends AGAINST shareholder proposals calling for companies to rotate auditors.

RESTORE SHAREHOLDER APPROVAL OF AUDITOR RATIFICATION

GCM generally recommends FOR shareholder proposals calling for companies to restore the right of shareholders to ratify the appointment or reappointment of independent auditors.

ANTITAKEOVER MEASURES
POISON PILLS

GCM  evaluates  proposals to institute  or amend  shareholder  rights plans on a
CASE-BYCASE   basis.  We  recommend  FOR  shareholder   proposals   calling  for
shareholder rights plans to be rescinded or put to a vote of shareholders.

FAIR PRICE PROCEDURES

GCM usually recommends AGAINST management resolutions to implement fair price procedures and FOR shareholder proposals calling for their elimination.

SUPERMAJORITY RULES

GCM  generally  recommends  a vote  AGAINST  management  proposals  to institute
supermajority   rules  and  FOR  shareholder   resolutions   calling  for  their
elimination.

SUPERVOTING STOCK AND UNEQUAL VOTING RIGHTS

GCM normally recommends AGAINST management proposals to introduce several classes of voting stock with unequal voting rights.

GREENMAIL

GCM normally recommends a vote FOR the adoption of proposals to restrict a company's ability to make greenmail payments. Our recommendation is decided on a CASE-BY-CASE basis if the antigreenmail amendment is bundled with other charter or bylaw amendments.

CAPITAL STRUCTURE
COMMON STOCK AUTHORIZATION

GCM examines all requests to increase a company's common stock authorization on a CASE-BY-CASE basis. In practice, we normally support these proposals, provided they are reasonable and necessary.

REVERSE STOCK SPLITS

As a general rule, GCM recommends FOR a proposed reverse split of a company's common stock.

BLANK CHECK PREFERRED STOCK

GCM analyzes each request to authorize so called "blank check" preferred stock on a CASE-BY-CASE basis.

RATIFICATION OF BLANK CHECK PREFERRED PLACEMENTS

GCM  recommends  FOR  shareholder   proposals  to  have  blank  check  preferred
placements submitted to shareholders for ratification.

FINANCING PLANS GCM makes recommendations relative to financing plans strictly on a CASE-BY-CASE basis.

ADJUSTMENTS TO PAR VALUE

GCM normally recommends a vote FOR proposals seeking to adjust the par value of a company's stock.

PREEMPTIVE RIGHTS

GCM  normally   recommends  AGAINST   shareholder   proposals  calling  for  the
restoration of preemptive rights for shareholders.

EXECUTIVE AND DIRECTOR COMPENSATION
EXECUTIVE COMPENSATION

GCM's policy is to evaluate executive compensation plans on a CASE-BY-CASE basis. The following conditions often result in recommendation against the adoption of a plan.

Repricing - The plan expressly permits repricing of underwater stock options without shareholder approval or the company has a history of such action.

Evergreen  Plan  -  The  company  seeks  to  amend,   adopt,  or  convert  to  a
self-replenishing plan.

Discounted Stock Options - The plan permits the grant of stock options to executives at a discount of fair market value on grant date.

SARs and/or Restricted Stock - The company seeks to amend or adopt a plan that provides only for SARs and/or restricted stock awards.

Dilution - Cumulative dilution exceeds 10 percent for mature companies, 15 percent for growth companies, and 20 percent for emerging companies. For companies that significantly underperform their peers and business index, these thresholds may be adjusted downward to as low as 5 percent for mature companies, 10 percent for growth companies, and 15 percent for emerging companies.

DIRECTOR COMPENSATION

GCM examines all director compensation plans on a CASE-BY-CASE basis, applying the same criteria that we use in examining executive pay plans.

EMPLOYEE STOCK PURCHASE PLANS

GCM examines employee stock purchase plan proposals on a CASE-BY-CASE basis. In practice, we usually recommend in favor of these plans.

SHAREHOLDER PROPOSALS ON EXECUTIVE AND DIRECTOR COMPENSATION

GCM examines shareholder proposals on executive and director pay on a CASE-BYCASE basis. In practice, we recommend against most proposals to limit pay. However, we often support proposals to restructure pay plans if, in our judgment, such restructuring will benefit shareholders.

STATE OF INCORPORATION
REINCORPORATE IN ANOTHER STATE

GCM evaluates management proposals to reincorporate in another state on a CASE-BYCASE basis. Our recommendation is based on the reasons for the move as well as the effects on shareholders' rights.

PROPOSALS TO OPT OUT OF STATUTES

GCM usually recommends a vote FOR shareholder proposals that a company opt out of various antitakeover statutes.

MERGERS

GCM examines all mergers on a CASE-BY-CASE basis. Our recommendation is based on our analysis of the following:
Economic merits of the merger
The opinion of the financial advisor
Potential conflicts between management's interests and shareholders' interests
Impact of the merger on corporate governance and shareholders rights

MUTUAL FUNDS
ELECTION OF TRUSTEES

GCM reviews the election of trustees on a CASE-BY-CASE basis, employing criteria similar to those followed in evaluating nominees to corporate boards of directors.

MODIFY OR CHANGE INVESTMENT & RESTRICTION POLICIES

GCM evaluates each restriction, modification or requested change in a fund's fundamental investment policies on a CASE-BY-CASE basis.

APPROVAL OR RENEWAL OF ADVISORY CONTRACTS

GCM evaluates management proposals requesting approval of a new advisory contract or renewal or amendment of an existing advisory contract on a CASE-BY-CASE basis.

APPROVE REORGANIZATION

GCM evaluates reorganization proposals on a CASE-BY-CASE basis.

APPROVE DISSOLUTION OF FUND

GCM usually recommends a vote FOR proposals for the dissolution of a fund, since this usually indicates that the fund has few remaining assets.

AMEND CHARTER OR DECLARATION OF TRUST

GCM evaluates each proposal to amend a corporate charter or declaration of trust on a CASE-BY-CASE basis.

CHANGE FROM CLOSED-END TO OPEN-END FUND

GCM analyzes board-sponsored and shareholder resolutions to change an investment company from closed-end to open-end format on a CASE-BY-CASE basis. We recommend a vote FOR proposals to convert to open-end status when we believe that conversion would be in shareholders' best economic interests. We recommend a vote AGAINST proposals that we believe would be contrary to shareholders' best economic interests.

SOCIAL RESPONSIBILITY

GCM analyzes social responsibility proposals on a CASE-BY-CASE basis. We recommend FOR proposals when we believe that adoption of a proposal would be in shareholders' best economic interests. We recommend AGAINST proposals that would be contrary to shareholders' best economic interests or that are unrelated to a company's business activities. We ABSTAIN from making a recommendation when we find that a voting decision requires a subjective value judgment that is best made by individual shareholders. We support requests for reports or disclosure of information when, in our judgment, information requested will help shareholders evaluate a company's activity, particularly when the company's business practices are questionable or its disclosure is incomplete.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(c)  See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d)  (1)  Investment Advisory Agreement between Registrant and H.M. Payson &
          Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

     (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

     (5)  Investment  Advisory  Agreement between  Registrant and Mastrapasqua &
          Associates  (Exhibit  incorporated  by  reference  as filed as Exhibit
          (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

     (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

     (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

     (8) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (9) Form of Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (10) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

     (11) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

     (12) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (13) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (14) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (15) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

     (16) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (17) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141).

     (18) Interim Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(18) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (19) Form of Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d)
          (17) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (20) Form of Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (d) (18) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (21) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (22) Form of Investment Advisory Agreement between Registrant and Insight Capital Research and Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (23) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (24) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (25) Form of Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(23) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (26) Form of Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (27) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated as reference as filed as Exhibit (d)(25) in post-effective amendment No. 165 via EDGAR on March 1, 2005, accession number 0001275125-05-000129).

     (28) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (29) Form of Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit
          (d)(27) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (30) Form of Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit
          (d)(28) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

(e) (1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (2) Distribution Agreement between Registrant and Forum Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

(f)       None.

(g)  (1)  Custodian  Agreement between Registrant and Forum Trust, LLC dated
          May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (2) Global Custodial Services Agreement between Forum Trust, LLC and Citibank, N.A. dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (3) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (4) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

(h)  (1)  Administration    Agreement   between   Registrant   and   Forum
          Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

     (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

     (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

     (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (11) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

     (12) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit
          (h)(12) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (13) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (14) Form of Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (15) Contractual Fee Waiver Agreement between Registrant and Mastrapasqua Asset Management regarding Mastrapasqua Growth Fund dated September 16, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(15) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

     (16) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund dated September 14, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(16) in post-effective No. 154 via EDGAR on October 29, 2004, accession number 0001275125-04-000360).

     (17) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Real Estate Fund dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

     (18) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (19) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated June 30, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

     (20) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (21) Form of Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (22) Form of Contractual Fee Waiver Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (23) Form of Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (24) Form of Compliance Services Agreement between Registrant and Foreside Fund Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(24) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

(i)       Opinion and Consent of Counsel filed herewith as Exhibit (i).

(j)       None.

(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)  (1)  Rule 12b-1 Plan dated  April 26, 2001 (as  amended  September  11,
          2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

     (2) Rule 12b-1 Plan dated August 1, 2002 (as amended November 18, 2002) for Brown Advisory Small-Cap Growth Fund (A Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (3) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (A and C Shares) (Exhibit incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (4) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit m(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (5) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (6) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (m)(6) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (7) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (m)(7) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (8) Rule 12b-1 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund is filed herewith as Exhibit (m)(8).

     (9) Rule 12b-1 Plan adopted by Registrant for Steepleview Fund (to be filed by further amendment).

(n) (1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (2) Rule 18f-3 Plan dated August 1, 2002 (as amended November 18, 2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund
          (Institutional    Shares),    Brown   Advisory    International   Fund
          (Institutional Shares), and Brown Advisory Maryland Bond Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (4) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit n(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (5) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (6) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (7) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (8) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund is filed herewith as Exhibit (n)(8).

     (9) Rule 18f-3 Plan adopted by Registrant for Steepleview Fund (to be filed by further amendment).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No.
          176   via    EDGAR    on   July    29,    2005,    accession    number
          0001275125-05-000362).

     (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (5) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

     (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

     (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

     (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

     (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

     (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)
          (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 149 via EDGAR on August 16, 2004, accession number 0001275125-04-000239).

     (17) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (18) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

     (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (20) Code of Ethics adopted by Insight Capital Research & Management, Inc. (to be filed by further amendment).

     (21) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (22) Code of Ethics adopted by Bainbridge Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

     (23) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (24) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (25) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (26) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (27) Code of Ethics  adopted by  Grantham,  Mayo,  Van  Otterloo & Co., LLC
          (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (28) Code of Ethics  adopted by Horizon  Asset  Management,  Inc.  (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (29) Code of Ethics adopted by Kinetics  Asset  Management,  Inc.  (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (30) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (31) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (32) Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (33) Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (34) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (35) Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (36) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (37) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (38) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (39) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (40) Code of Ethics adopted by Golden Capital Management, LLC is filed herewith as Exhibit (p)(40).

     (41) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (to be filed by further amendment).

     (42) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

Other Exhibits:

(A)  Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
     J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Exhibit A in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241)).



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 25.  INDEMNIFICATION

     In accordance with Section 3803 of the Delaware Business Trust Act, Section
     10.02 of Registrant's Trust Instrument provides as follows:

     "10.02. INDEMNIFICATION

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii)  In  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               (A) By the court or other body approving the settlement;

               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

     (e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
     (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

     "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

     "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the
     Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

     With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

     "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

     After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

     (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

     (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
     Section 7 of this Agreement ("Trust Claims").

     (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

     (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

     (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

     (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

     (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

          (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)  Adams, Harkness & Hill, Inc.

     The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     John W Adams                         Chairman and Chief Executive        AHH
                                          Officer
     .................................... ................................... ...................................
     Steven B. Frankel                    Managing Director                   AHH
     .................................... ................................... ...................................
     Sharon Lewis                         Managing Director                   AHH
     .................................... ................................... ...................................
     Timothy J. McMahon                   Managing Director                   AHH
     .................................... ................................... ...................................
     Theodore L. Stebbins                 Managing Director                   AHH
     .................................... ................................... ...................................
     Greg Benning                         Managing Director                   AHH
     .................................... ................................... ...................................
     Greg Brown                           Managing Director                   AHH
     .................................... ................................... ...................................
     Lawrence F. Calahan, II              Managing Director                   AHH
     .................................... ................................... ...................................
     Cynthia A. Cycon                     Managing Director                   AHH
     .................................... ................................... ...................................
     Francis J. Dailey                    Managing Director                   AHH
     .................................... ................................... ...................................
     Rick Franco                          Managing Director                   AHH
     .................................... ................................... ...................................
     Joseph W. Hammer                     Managing Director                   AHH
     .................................... ................................... ...................................
     James Kedersha                       Managing Director                   AHH
     .................................... ................................... ...................................
     Russell W. Landon                    Managing Director                   AHH
     .................................... ................................... ...................................
     Benjamin A. Marsh                    Managing Director                   AHH
     .................................... ................................... ...................................
     Paul M. Mazzarella                   Managing Director                   AHH
     .................................... ................................... ...................................
     Danny McDonald                       Managing Director                   AHH
     .................................... ................................... ...................................
     James O'Hare                         Managing Director                   AHH
     .................................... ................................... ...................................
     Matthew W. Patsky                    Managing Director                   AHH
     .................................... ................................... ...................................
     Joseph Ranieri                       Managing Director                   AHH
     .................................... ................................... ...................................
     Ronald D. Ree                        Managing Director                   AHH
     .................................... ................................... ...................................
     Jack Robinson                        Managing Director                   AHH
     .................................... ................................... ...................................
     Christopher Sands                    Managing Director                   AHH
     .................................... ................................... ...................................
     Jamie Simms                          Managing Director                   AHH
     .................................... ................................... ...................................
     John Tesoro                          Managing Director                   AHH
     .................................... ................................... ...................................
     Harry E. Wells III                   Managing Director and Clerk         AHH
     .................................... ................................... ...................................
     Carol Werther                        Managing Director                   AHH
     .................................... ................................... ...................................
     Deborah Widener                      Managing Director                   AHH
     .................................... ................................... ...................................
     Sam Wilkins III                      Managing Director                   AHH
     .................................... ................................... ...................................
     Frederick L. Wolf                    Managing Director                   AHH
     .................................... ................................... ...................................
     Allyn C. Woodward Jr.                President and Managing Director     AHH
     .................................... ................................... ...................................
     Stephen Zak                          Managing Director, CFO and          AHH
                                          Treasurer
     .................................... ................................... ...................................
     J. Eric Anderson                     Principal                           AHH
     .................................... ................................... ...................................
     Nancy R. Atcheson                    Principal                           AHH
     .................................... ................................... ...................................
     Barry Bocklett                       Principal                           AHH
     .................................... ................................... ...................................
     Susan Braverman-Lione                Principal                           AHH
     .................................... ................................... ...................................
     Blaine Carroll                       Principal                           AHH
     .................................... ................................... ...................................
     Thomas C. Cochran III                Principal                           AHH
     .................................... ................................... ...................................
     Mike Comerford                       Principal                           AHH
     .................................... ................................... ...................................
     James Corscadden                     Principal                           AHH
     .................................... ................................... ...................................
     Gordon Cromwell                      Principal                           AHH
     .................................... ................................... ...................................
     Vernon Essi                          Principal                           AHH
     .................................... ................................... ...................................
     Rick Faust                           Principal                           AHH
     .................................... ................................... ...................................
     Elizabeth T. Harbison                Principal                           AHH
     .................................... ................................... ...................................
     Robert H. Johnson                    Principal                           AHH
     .................................... ................................... ...................................
     Chris Leger                          Principal                           AHH
     .................................... ................................... ...................................
     Jeff McCloskey                       Principal                           AHH
     .................................... ................................... ...................................
     John F. Murphy                       Principal                           AHH
     .................................... ................................... ...................................
     Bridget O'Brien                      Principal                           AHH
     .................................... ................................... ...................................
     Ben Z. Rose                          Principal                           AHH
     .................................... ................................... ...................................
     Robert Sheppard                      Principal                           AHH
     .................................... ................................... ...................................
     Howard Silfen                        Principal                           AHH
     .................................... ................................... ...................................
     Gordon L. Szerlip                    Principal                           AHH
     .................................... ................................... ...................................
     David Thibodeau                      Principal                           AHH
     .................................... ................................... ...................................
     Charles Trafton                      Principal                           AHH
     .................................... ................................... ...................................
     Mark E. Young                        Principal                           AHH
     .................................... ................................... ...................................
     Alexandra Adams                      Vice President                      AHH
     .................................... ................................... ...................................
     Alexander Arnold                     Vice President                      AHH
     .................................... ................................... ...................................
     Greg Beloff                          Vice President                      AHH
     .................................... ................................... ...................................
     Joe Bruno                            Vice President                      AHH
     .................................... ................................... ...................................
     Jerry Buote                          Vice President                      AHH
     .................................... ................................... ...................................
     Joe Buttarazzi                       Vice President                      AHH
     .................................... ................................... ...................................
     Peter Cahill                         Vice President                      AHH
     .................................... ................................... ...................................
     Sarah Cannon                         Vice President                      AHH
     .................................... ................................... ...................................
     Joe Ciardi                           Vice President                      AHH
     .................................... ................................... ...................................
     Ben Conway                           Vice President                      AHH
     .................................... ................................... ...................................
     Dan Coyne                            Vice President                      AHH
     .................................... ................................... ...................................
     Matthew Epstein                      Vice President                      AHH
     .................................... ................................... ...................................
     Frank Gaul                           Vice President                      AHH
     .................................... ................................... ...................................
     James Jasinski                       Vice President                      AHH
     .................................... ................................... ...................................
     Michael Landry                       Vice President                      AHH
     .................................... ................................... ...................................
     Tim Leland                           Vice President                      AHH
     .................................... ................................... ...................................
     Jeff Liguori                         Vice President                      AHH
     .................................... ................................... ...................................
     Michael Moses                        Vice President                      AHH
     .................................... ................................... ...................................
     Cindy Mulica                         Vice President                      AHH
     .................................... ................................... ...................................
     Sandra Notardonato                   Vice President                      AHH
     .................................... ................................... ...................................
     Channing Page                        Vice President                      AHH
     .................................... ................................... ...................................
     Lynn Pieper                          Vice President                      AHH
     .................................... ................................... ...................................
     Andrew Pojani                        Vice President                      AHH
     .................................... ................................... ...................................
     Ryan Rauch                           Vice President                      AHH
     .................................... ................................... ...................................
     Felicia Reed                         Vice President                      AHH
     .................................... ................................... ...................................
     Laura Richardson                     Vice President                      AHH
     .................................... ................................... ...................................
     Marvin Ritchie                       Vice President                      AHH
     .................................... ................................... ...................................
     Patrick Sherbrooke                   Vice President                      AHH
     .................................... ................................... ...................................
     Jeffrey Sihpol                       Vice President                      AHH
     .................................... ................................... ...................................
     Jonathan Skinner                     Vice President                      AHH
     .................................... ................................... ...................................
     Amalia Spera                         Vice President                      AHH
     .................................... ................................... ...................................
     Jennifer St. Germain                 Vice President                      AHH
     .................................... ................................... ...................................
     Curtis Thom                          Vice President                      AHH
     .................................... ................................... ...................................
     Lisa Thors                           Vice President                      AHH
     .................................... ................................... ...................................
     Katie Tiger                          Vice President                      AHH
     .................................... ................................... ...................................
     Scott Van Winkle                     Vice President                      AHH
     .................................... ................................... ...................................
     Tim Vetrano                          Vice President                      AHH
     .................................... ................................... ...................................
     Kevin Wagner                         Vice President                      AHH
     .................................... ................................... ...................................
     Rebecca Warsofsky                    Vice President                      AHH
     .................................... ................................... ...................................

(b)  AH Lisanti Capital Growth, LLC

     The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature.
     The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Mary Lisanti                         President                           AH Lisanti
     .................................... ................................... ...................................
     Timothy J. McMahon                   Director                            AH Lisanti
                                          ................................... ...................................
                                          Managing Director and CEO           AHH
                                                                              60 State Street, Boston,
                                                                              Massachusetts 02104
     .................................... ................................... ...................................
     Stephen Zak                          Director                            AH Lisanti
                                          ................................... ...................................
                                          Managing Director, CFO and          AHH
                                          Treasurer                           60 State Street, Boston,
                                                                              Massachusetts 02104
                                          ................................... ...................................

(c)  Austin Investment Management, Inc.

     The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Peter Vlachos                        Director, President, Treasurer,     Austin
                                          Secretary

(d)  Auxier Asset Management LLC

     The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature.
     The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR
     97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     James J. Auxier                      Chief Executive Officer             Auxier
     .................................... ................................... ...................................
     Shauna C. Tweedy                     Chief Financial Officer             Auxier

(e)  Bainbridge Capital Management, LLC

     The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
                                          .......................................................................
     Richard J. Berthy                    President, Manager and Secretary    BCM
                                          .......................................................................
                                          President, Chief Executive Officer  ConSELLtant Group Corporation
                                                                              Two Prestige Place, Suite 340
                                                                              Dayton, Ohio 45342
     .................................... .......................................................................
     Les C. Berthy                        Vice President, Manager and Senior  BCM
                                          Portfolio Manager
                                          .......................................................................
     Carl Bright                          Vice President and Treasurer        BCM
                                          .......................................................................
                                          President, Regional Sales Manager   Foreside Fund Services, LLC
                                          .......................................................................
     Nanette K. Chern                     Chief Compliance Officer            BCM
     ....................................

(f)  Brown Investment Advisory Incorporated

     The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Capital
     Holdings, Inc. is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ..................................
     Michael D. Hankin                    President & Director                Brown
                                          ................................... ..................................
                                          Director and Chief Executive        Brown Investment Advisory and
                                          Officer, Trustee                    Trust Company
                                          ................................... ..................................
                                          President and Chief Executive       Brown Capital Holdings, Inc.
                                          Officer
     .................................... ................................... ..................................
                                          President                           Maryland Zoological Society
                                                                              Baltimore 200
                                                                              Druid Hill Park
                                                                              Baltimore, MD 21210
                                          ................................... ..................................
                                          Trustee                             The Valleys Planning Council
                                                                              212 Washington Avenue
                                                                              P.O. Box 5402
                                                                              Towson, MD 21285-5402
     .................................... ................................... ..................................
     David M. Churchill                   Treasurer & Director                Brown
                                          ................................... ..................................
                                          Treasurer and Chief Financial       Brown Investment Advisory and
                                          Officer                             Trust Company
                                          ................................... ..................................
                                          Treasurer and Chief Financial       Brown Capital Holdings, Inc.
                                          Officer
     .................................... ................................... ..................................
     Edward K. Dunn III                   Secretary & Director                Brown
                                          ................................... ..................................
                                          Secretary                           Brown Investment Advisory and
                                                                              Trust Company
                                          ................................... ..................................
     Patrick J. Ventura                   Chief Compliance Officer            Brown

(g)  Cardinal Capital Management, L.L.C.

     The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature.
     The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Amy K. Minella                       Managing Partner                    Cardinal
     .................................... ................................... ...................................
     Eugene Fox                           Managing Director                   Cardinal
     ....................................................................... ...................................
     Robert B. Kirkpatrick                Managing Director                   Cardinal
     .................................... ................................... ...................................
     Thomas J. Spelman                    Managing Director/Chief Financial   Cardinal
                                          Officer/Chief Compliance Officer

(h)  D.F. Dent and Company, Inc.

     The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature.
     The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ..................................
     Daniel F. Dent                       President and Treasurer             D.F. Dent
     .................................... ................................... ..................................
     Sutherland C. Ellwood                Vice President                      D.F. Dent
     .................................... ................................... ..................................
     Thomas F. O'Neil                     Vice President and Secretary        D.F. Dent
     .................................... ................................... ..................................
     Linda W. McCleary                    Vice President                      D.F. Dent
     .................................... ................................... ..................................

(i)  Golden Capital Management, LLC

     The following  chart  reflects the directors and officers of Golden Capital
     Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five
     Resource  Square,  10715 David Taylor Drive,  Suite 150,  Charlotte,  North
     Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ..................................
     Greg Golden                          Principal, President & CEO          Golden Capital Management
     .................................... ................................... ..................................
     Jeff C. Moser                        Principal, Managing Director        Golden Capital Management
     .................................... ................................... ..................................
     Jonathan Cangalosi                   Managing Director                   Golden Capital Management
     .................................... ................................... ..................................
     Lynette Alexander                    Managing Director & CCO             Golden Capital Management
     .................................... ................................... ..................................
     Robi Elnekave                        Managing Director                   Golden Capital Management
     .................................... ................................... ..................................

(j)  H.M. Payson & Co.

     The following  chart  reflects the directors and officers of H.M.  Payson &
     Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland,
     Maine 04101.

     Name                                 Title                               Business Connection
     .................................... ................................... ..................................
     John C. Downing                      Managing Director, Treasurer        H.M. Payson & Co.
     .................................... ................................... ..................................
     Thomas M. Pierce                     Managing Director                   H.M. Payson & Co.
     .................................... ................................... ..................................
     Peter E. Robbins                     Managing Director                   H.M. Payson & Co.
     .................................... ................................... ..................................
     John H. Walker                       Managing Director, President        H.M. Payson & Co.
     .................................... ................................... ..................................
     Teresa M. Esposito                   Managing Director                   H.M. Payson & Co.
     .................................... ................................... ..................................
     John C. Knox                         Managing Director                   H.M. Payson & Co.
     .................................... ................................... ..................................
     Harold J. Dixon                      Managing Director                   H.M. Payson & Co.
     .................................... ................................... ..................................
     Michael R. Currie                    Managing Director                   H.M. Payson & Co.
     .................................... ................................... ..................................
     William O. Hall, III                 Managing Director                   H.M. Payson & Co.
     .................................... ................................... ..................................

(k)  King Investment Advisors, Inc.

     The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ..................................
     Roger E. King                        Chairman and President              King
     .................................... ................................... ..................................
     John R. Servis                       Director                            King
                                          ................................... ..................................
                                          Owner, Commercial Real Estate       John R. Servis Properties
                                                                              602 Hallie, Houston, TX  77024
     .................................... ................................... ..................................
     Pat H. Swanson                       Compliance Officer                  King
     .................................... ................................... ..................................
     Jane D. Lightfoot                    Secretary/Treasurer                 King

(l)  Mastrapasqua & Associates, Inc.

     The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature.
     The address of  Mastrapasqua  is 814 Church Street,  Suite 600,  Nashville,
     Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ..................................
     Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager Mastrapasqua
     .................................... ................................... ..................................
     Thomas A. Trantum                    President, Portfolio Manager and    Mastrapasqua
                                          Security Analyst
     .................................... ................................... ..................................
     Mauro M. Mastrapasqua                First Vice President-E Commerce     Mastrapasqua
                                          and Strategy Associate Portfolio
                                          Manager

(m)  Philadelphia International Advisors, LP

     The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Andrew B. Williams, CFA              Chief Investment Officer and        PIA
                                          Lead Portfolio Manager
                                          ................................... ...................................
                                          Treasurer                           Treasurer, Germantown Friends'
                                                                              School
                                                                              31 West Coulter Street
                                                                              Philadelphia, PA 19144
     .......................................................................  ...................................
     Robert C. Benthem de Grave           Portfolio Manager                   PIA
     .................................... ................................... ...................................
     Frederick B. Herman, III, CFA        Portfolio Manager                   PIA
                                          ................................... ...................................

                                          Board Member                        Japan America Society of Greater
                                                                              Philadelphia
                                                                              200 South Broad Street, Suite 700
                                                                              Philadelphia, PA 19102
     .......................................................................  ...................................
     Peter W. O'Hara, CFA                 Portfolio Manager                   PIA
     .................................... ................................... ...................................
     Christopher S. Delpi, CFA            Director of Research                PIA
     .................................... ................................... ...................................
     James S. Lobb                        Managing Director of Sales &        PIA
                                          Service
                                          ................................... ...................................
                                          Board Member                        Riddle Memorial Hospital
                                                                              1068 West Baltimore Pike
                                                                              Media, PA 19063
     .......................................................................  ...................................
     Jane A. Webster                      Director of Sales                   PIA
     .................................... ................................... ...................................
     Kent E. Weaver, Jr.                  Director of Client Service          PIA
     .................................... ................................... ...................................
     Mary T. Evans                        Director of Portfolio               PIA
                                          Administration

(n)  Polaris Capital Management, Inc.


     The  following  chart  reflects  the  directors  and  officers  of Polaris, including their business  connections,  which are of a substantial  nature.
     The address of Polaris is 125 Summer Street,  Boston,  Massachusetts  02110
     and,  unless  otherwise  indicated  below,  that  address is the  principal business  address of any company with which the  directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ..................................
     Bernard R. Horn, Jr.                 President, Portfolio Manager        Polaris
     .................................... ................................... ..................................
     Edward E. Wendell, Jr.               Treasurer                           Polaris
                                          ................................... ..................................
                                          President                           Boston Investor Services, Inc.

(o)  Shaker Investments, LLC

     The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature.
     The  address of Shaker is 2000 Auburn  Drive,  Suite 300,  Cleveland,  Ohio
     44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... .................................   ...................................
     Edward Paul Hemmelgarn               President, Chief Investment         Shaker
                                          Officer and Director
                                          .................................   ...................................

(p)  Spears, Grisanti & Brown, LLC

     The following chart reflects the directors and officers of Spears, Grisanti
     & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17th
     Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... .................................   ...................................
     William G. Spears                    Director and Principal              Spears, Grisanti & Brown
     .................................... .................................   ...................................
     Vance C.Brown                        Principal                           Spears, Grisanti & Brown
     .................................... .................................   ...................................
     Christopher C. Grisanti              Principal                           Spears, Grisanti & Brown
                                          .................................   ...................................

(q)  Windowpane Advisors, LLC

     The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature.
     The  address  of  Windowpane  is 60 W.  Broadway,  Suite  1010,  San Diego,
     California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... .................................   ...................................
     Michael Stolper                      President                           Windowpane
     .................................... .................................   ...................................
     Barbara Ann Malone                   Managing Director                   Windowpane
                                          .................................   ...................................


(r)  Hellman, Jordan Management Co., Inc.

     The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature.
     The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... .................................   .....................................
     Gerald R. Jordan, Jr.                President                           Hellman
     .................................... .................................   .....................................
     Gerald Reid Jordan                   Executive Vice President            Hellman
     .................................... .................................   .....................................
     Nicholas Gleysteen                   Senior Vice President               Hellman
     .................................... .................................   .....................................
     Susan G. Lynch                       Vice President                      Hellman
     .................................... .................................   .....................................
     Luke Murphy                          Vice President                      Hellman
     .................................... .................................   .....................................
     Ethan T. Brown                       Vice President                      Hellman
                                          .................................   .....................................

(s)  Insight Capital Research & Management, Inc.

     The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature.
     The  address  of  Insight  is  2121  N.  California  Blvd.,  Walnut  Creek,
     California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... .................................   ...................................
     James O. Collins                     Chief Executive Officer             Insight
     .................................... .................................   ...................................
     Lisa Miller                          Executive Vice President            Insight
     .................................... .................................   ...................................
     Charles Gehring                      Vice President                      Insight
     .................................... .................................   ...................................

(t)  Walter Scott & Partners Limited


     The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature.
     The address of Walter Scott is One Charlotte  Square,  Edinburgh,  Scotland
     EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Walter G. Scott                      Chairman                            Walter Scott
     .................................... ................................... ...................................
     John Clark                           Director                            Walter Scott
     .................................... ................................... ...................................
     Marilyn R. Harrison                  Director                            Walter Scott
     .................................... ................................... ...................................
     Kenneth J. Lyall                     Director                            Walter Scott
     .................................... ................................... ...................................
     James D. Smith                       Director                            Walter Scott
     .................................... ................................... ...................................
     Pamela J. Maxton                     Director                            Walter Scott
     .................................... ................................... ...................................
     Alistair Lyon-Dean                   Secretary and Chief Compliance      Walter Scott
                                          Officer
     .................................... ................................... ...................................
     Alan McFarlane                       Managing Director                   Walter Scott
     .................................... ................................... ...................................
     Frances S. Bentley-Hamlyn            Director                            Walter Scott
     .................................... ................................... ...................................
     Rodger H. Nisbet                     Director                            Walter Scott
     .................................... ................................... ...................................

(u)  Absolute Investment Advisers, LLC

     The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature.
     The address of Absolute is 94 Station St., Suite 202, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Anthony R. Bosch                     Principal                           Absolute
     .................................... ................................... ...................................
     Brian D. Hlidek                      Principal                           Absolute
     .................................... ................................... ...................................
     James P. Compson                     Principal                           Absolute
     .................................... ................................... ...................................
     Christian E. Aymond                  Principal                           Absolute
     .................................... ................................... ...................................
     Alexander H. Petro                   Principal                           Absolute
     .................................... ................................... ...................................
     Fort Hill Capital Management         Direct Owner                        Absolute
     .................................... ................................... ...................................

(v)  Aronson+Johnson+Ortiz, LP


     The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature.
     The address of Aronson is 230 South Broad Street, 20th Floor, Philadelphia,
     Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Theodore R. Aronson                  Managing Principal;                 Aronson;
                                          Limited Partner;                    Member of Aronson+Johnson+Ortiz,
                                          Member of Aronson+ Johnson+         LLC
                                          Ortiz, LLC
     .................................... ................................... ...................................
     Martha E. Ortiz                      Principal; Limited Partner          Aronson
     .................................... ................................... ...................................
     Kevin M. Johnson                     Principal; Limited Partner          Aronson
     .................................... ................................... ...................................
     Paul E. Dodge                        Principal; Limited Partner          Aronson
     .................................... ................................... ...................................
     Stefani Cranston                     Principal; Limited Partner          Aronson
     .................................... ................................... ...................................
     Gina Maria N. Moore                  Principal; Limited Partner          Aronson
     .................................... ................................... ...................................
     Gregory J. Rogers                    Principal; Limited Partner          Aronson
     .................................... ................................... ...................................
     Aronson+Johnson+Ortiz, LLC           General Partner                     Aronson
     .................................... ................................... ...................................
     Joseph F. Dietrick                   Chief Compliance Officer;           Aronson
                                          Chief Legal Officer
     .................................... ................................... ...................................
     Douglas D. Dixon                     Principal; Limited Partner          Aronson
     .................................... ................................... ...................................
     Robert B. Wenzinger                  Principal; Limited Partner          Aronson
     .................................... ................................... ...................................

(w)  Bernzott Capital Advisors


     The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature.
     The  address of  Bernzott  is 888 W.  Ventura  Blvd.,  Suite B,  Camarillo,
     California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Kevin Bernzott                       Chairman; CEO;                      Bernzott
                                          Compliance Officer
     .................................... ................................... ...................................
     Peter F. Banks                       President;                          Bernzott
                                          Chief Investment Officer
     .................................... ................................... ...................................
     Dale A. Eucker                       Director                            Bernzott
     .................................... ................................... ...................................
     Randall A. Schouten                  Director                            Bernzott
     .................................... ................................... ...................................
     Priscilla A. Olsen                   Director                            Bernzott
     .................................... ................................... ...................................
     Peter D. Demartino                   Director                            Bernzott
     .................................... ................................... ...................................
     Thomas A. Derse                      Chief Financial Officer             Bernzott
     .................................... ................................... ...................................
     Kathleen A. Loretto                  Director                            Bernzott
     .................................... ................................... ...................................
     Bernzott Capital Advisors  Profit    Shareholder                         Bernzott
     Sharing Plan
     .................................... ................................... ...................................
     Margaret A. Schouten                 Director                            Bernzott
     .................................... ................................... ...................................

(x)  Contravisory Research & Management Corp.

     The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature.
     The  address  of  Contravisory  is 99 Derby  Street,  Suite  302,  Hingham,
     Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     George E. Noonan, Jr.                President                           Contravisory
     .................................... ................................... ...................................
     .................................... ................................... ...................................
     William M. Noonan                    Vice President                      Contravisory
     .................................... ................................... ...................................
     .................................... ................................... ...................................
     Philip A. Noonan                     Vice President                      Contravisory
     .................................... ................................... ...................................

(y)  Grantham, Mayo, Van Otterloo & Co., LLC

     The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Robert J. Grantham                   Founding                            GMO
                                          Member;
                                          GMO, LLC Board Chairman
     .................................... ................................... ...................................
     Scott E. Eston                       Member; Chief Financial Officer     GMO
     .................................... ................................... ...................................
     Richard A. Mayo                      Capital Member                      GMO
     .................................... ................................... ...................................
     Eyk A.D.M. Van Otterloo              Founding Member;                    GMO
                                          GMO, LLC Board Member
     .................................... ................................... ...................................
     John W. Rosenblum                    Member;                             GMO
                                          GMO, LLC Board Member
     .................................... ................................... ...................................
     Christopher Darnell                  Member; GMO, LLC Board Member;      GMO
                                          Investment Director
     .................................... ................................... ...................................
     Jon L. Hagler                        Member;                             GMO
                                          GMO, LLC Board Member
     .................................... ................................... ...................................
     Arjun Divecha                        Member; GMO, LLC Board Member;      GMO
                                          Executive Committee
     .................................... ................................... ...................................
     William Nemerever                    Member; Investment Director         GMO
     .................................... ................................... ...................................
     Ann M. Spruill                       Member; GMO, LLC Board Member;      GMO
                                          Executive Committee; Investment
                                          Director
     .................................... ................................... ...................................
     Thomas F. Cooper                     Member; Investment Director         GMO
     .................................... ................................... ...................................
     Anthony Ryan                         Member; Executive Committee         GMO
     .................................... ................................... ...................................
     Benjamin Inker                       Member; Executive Committee;        GMO
                                          Investment Director
     .................................... ................................... ...................................
     Julie L. Perniola                    Compliance Officer                  GMO
     .................................... ................................... ...................................
     Robert M. Soucy                      Member; Investment Director         GMO
     .................................... ................................... ...................................
     Kirk Ott                             Member; Investment Director         GMO
      .................................... ................................... ..................................
     Edmond G. Choi                       Member; Investment Director         GMO
     .................................... ................................... ...................................

(z)  Horizon Asset Management, Inc.


     The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature.
     The address of Horizon is 470 Park Avenue South, 4th Floor South, New York,
     New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Denise M. Kashey                     Director                            Horizon
     .................................... ................................... ...................................
     Steven Bregman                       Director; President                 Horizon
     .................................... ................................... ...................................
     Peter Doyle                          Director; Vice President;           Horizon
                                          Secretary
     .................................... ................................... ...................................
     Thomas C. Ewing                      Director                            Horizon
     .................................... ................................... ...................................
     Andrew M. Fishman                    Director of Compliance;             Horizon
                                          General Counsel
     .................................... ................................... ...................................
     John Meditz                          Vice Chairman; Director             Horizon
     .................................... ................................... ...................................
     Murray Stahl                         Chairman; Treasurer                 Horizon
     .................................... ................................... ...................................

(aa) Kinetics Asset Management, Inc.


     The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature.
     The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Bruce P. Abel                        Director; Secretary                 Kinetics
     .................................... ................................... ...................................
     Lawrence P. Doyle                    Chairman                            Kinetics
     .................................... ................................... ...................................
     Peter Doyle                          President; CEO;                     Kinetics
                                          Director;              Chief
                                          Investment Strategist
     .................................... ................................... ...................................
     Andrew M. Fishman                    Director of Compliance              Kinetics
     .................................... ................................... ...................................
     Leonid Polyakov                      Director; CFO                       Kinetics
     .................................... ................................... ...................................
     James G. Doyle                       Director; Chief Counsel             Kinetics
     .................................... ................................... ...................................
     Frank Costa                          Shareholder                         Kinetics
      .................................... ................................... ..................................
     Kinetics Voting Trust                Trust is Shareholder                Kinetics
     .................................... ................................... ...................................
     Susan C. Conway                      Shareholder                         Kinetics
     .................................... ................................... ...................................
     Karen & Larry Doyle Irrevocable      Shareholder                         Kinetics
     Trust
     .................................... ................................... ...................................
     Karen Doyle Trust                    Shareholder                         Kinetics
     .................................... ................................... ...................................
     Lawrence Doyle Trust                 Shareholder                         Kinetics
     .................................... ................................... ...................................

(bb) Loomis, Sayles & Company, L.P.


     The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature.
     The  address  of  Loomis is One  Financial  Center,  Boston,  Massachusetts
     02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Loomis, Sayles & Company, Inc.       General Partner of Registrant       Loomis
     ("LSCI")
     .................................... ................................... ...................................
     IXIS Asset Management North          Limited Partner of Registrant;      Loomis; Shareholder of IXIS AM
     America, L.P. ("IXIS AM NA")         Shareholder (IXIS AM Holdings)      Holdings
     .................................... ................................... ...................................
     Robert J. Blanding                   Chief Executive Officer of          Loomis
                                          Registrant;
                                          Director of General Partner
     .................................... ................................... ...................................
     Kevin P. Charleston                  Chief Financial Officer of          Loomis
                                          Registrant;
                                          Director of General Partner
     .................................... ................................... ...................................
     Daniel J. Fuss                       Director of General Partner         Loomis
     .................................... ................................... ...................................
     John F. Gallagher                    Director of General Partner         Loomis
     .................................... ................................... ...................................
     Lauriann C. Kloppenburg              Director of General Partner         Loomis
     .................................... ................................... ...................................
     Peter S. Voss                        Director of General Partner         Loomis
     .................................... ................................... ...................................
     John R. Gidman                       Director of General Partner         Loomis
     .................................... ................................... ...................................
     Donald P. Ryan                       Chief Compliance Officer of         Loomis
                                          Registrant
     .................................... ................................... ...................................
     Jaehoon Park                         Director of General Partner         Loomis
     .................................... ................................... ...................................
     Jean S. Loewenberg                   Chief Legal Officer of Registrant;  Loomis
                                          Director of General Partner
     .................................... ................................... ...................................
     Mark E. Smith                        Director of General Partner         Loomis
     .................................... ................................... ...................................
     IXIS Asset Management Holdings,      Shareholder                         LSCI
     LLC ("IXIS AM Holdings")
     .................................... ................................... ...................................
     IXIS Asset Management US, LLC        General Partner                     IXIS AM NA
     ("IXIS AM US LLC")
     .................................... ................................... ...................................
     IXIS Asset Management US             Limited                             IXIS AM
     Corporation ("IXIS AM US")           Partner;                            NA;
                                          Member                              IXIS AM US LLC
     .................................... ................................... ...................................
     IXIS Asset Management   ("IXIS AM")  Shareholder of Common Stock         IXIS AM US
     .................................... ................................... ...................................
     Caisse Nationale Des Caisses         Shareholder                         IXIS AM
     D'Epargne ("CNCE")                                                       GROUP;
                                                                              IXIS AM US
      .................................... ................................... ..................................
     Caisse Des Depots ET Consignations   Shareholder                         CNCE
     ("CDC")
     .................................... ................................... ...................................
     IXIS Asset Management Group          Shareholder                         IXIS AM
     ("IXIS AM GROUP")
     .................................... ................................... ...................................

(cc) Metropolitan West Asset Management, LLC


     The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature.
     The address of  Metropolitan  is 11766  Wilshire  Blvd.,  Suite  1580,  Los
     Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Metropolitan West                    Member                              Metropolitan
     Financial, LLC
     .................................... ................................... ...................................
     Tad Rivelle                          Member                              Metropolitan
     .................................... ................................... ...................................
     Laird R. Landmann                    Member                              Metropolitan
     .................................... ................................... ...................................
     Scott B. Dubchansky                  Member                              Metropolitan
     .................................... ................................... ...................................
     Richard S. Hollander                 Director; Member                    Metropolitan; Member
                                          of MW                               of MW
                                          Holdings, LLC                       Holdings, LLC
     .................................... ................................... ...................................
     Lara E. Mulpagano                    Chief Operating Officer             Metropolitan
     .................................... ................................... ...................................
     Stephen M. Kane                      Member                              Metropolitan
     .................................... ................................... ...................................
     Joseph D. Hattesohl                  Chief Financial Officer             Metropolitan
     .................................... ................................... ...................................
     David B. Lippman                     Member                              Metropolitan
     .................................... ................................... ...................................
     Anthony C. Scibelli                  Member                              Metropolitan
     .................................... ................................... ...................................
     Patrick A. Moore                     Member                              Metropolitan
     .................................... ................................... ...................................
     Keith T. Kirk                        Chief Compliance Officer            Metropolitan
     .................................... ................................... ...................................
     MW Holdings, LLC                     Interest Owner                      Metropolitan West Financial, LLC
     .................................... ................................... ...................................

(dd) Moody Aldrich Partners, LLC

     The following chart reflects the directors and officers of Moody, including their business connections, which are of a substantial nature. The address of Moody is 18 Sewall Street, Marblehead, Massachusetts 01945 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Amory A. Aldrich, Jr.                Member                              Moody
     .................................... ................................... ...................................
     William B. Moody                     Member                              Moody
     .................................... ................................... ...................................
     Robert J. Grantham                   Member                              Moody
     .................................... ................................... ...................................
     Eyk H.A.D.M. Van Otterloo            Member                              Moody
     .................................... ................................... ...................................
     Scott M. Spangler                    Member                              Moody
     .................................... ................................... ...................................
     Michael C. Pierre                    Member                              Moody
      .................................... ................................... ..................................
     Timothy J. Ehrman                    Member                              Moody
     .................................... ................................... ...................................


(ee) Scout Investment Advisors, Inc.

     The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri 64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     James L. Moffett                     Chairman; Director                  Scout
     .................................... ................................... ...................................
     John C. Pauls                        Secretary                           Scout
     .................................... ................................... ...................................
     Manuel A. Andrade                    Director                            Scout
     .................................... ................................... ...................................
     UMB Bank, N.A.                       Shareholder                         Scout
     .................................... ................................... ...................................
     James A. Reed                        Director; Vice President            Scout
     .................................... ................................... ...................................
     Edward J. McShane                    Director                            Scout
     .................................... ................................... ...................................
     Gary W. Dicenzo                      Senior Vice President               Scout
     .................................... ................................... ...................................
     Bradley S. Kastler                   Chief Compliance Officer            Scout
     .................................... ................................... ...................................
     William B. Greiner                   President; Chief Executive          Scout
                                          Officer; Chief Investment Officer
     .................................... ................................... ...................................
     Joseph J. Gazzoli                    Director                            Scout
     .................................... ................................... ...................................
     UMB Financial Corporation            Shareholder                         UMB Bank, N.A.
     .................................... ................................... ...................................

(ff) SSI Investment Management, Inc.


     The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     John D. Gottfurcht                   President                           SSI
     .................................... ................................... ...................................
     Amy J. Gottfurcht                    Chairman; CEO; Secretary            SSI
     .................................... ................................... ...................................
     George M. Douglas                    Vice                                SSI
                                          President;
                                          Chief Investment Officer
     .................................... ................................... ...................................
     Syed F. Mehdi                        CCO;                                SSI
                                          Vice President Human Resources
     .................................... ................................... ...................................
     David W. Rosenfelder                 Vice                                SSI
                                          President;
                                          Senior Portfolio Analyst
     .................................... ................................... ...................................

(gg) TT International Investment Management


     The   following   chart   reflects  the   directors   and  officers  of  TT
     International,  including  their  business  connections,  which  are  of  a substantial  nature.  The address of TT  International  is Martin House,  5
     Martin  Lane,  London,  United  Kingdom  EC4R  0DP  and,  unless  otherwise indicated  below,  that address is the  principal  business  address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Timothy A. Tacchi                    Senior General Partner              TT International
      .................................... ................................... ..................................
     Alexander S.M. Carswell              General Partner; Finance & Admin    TT International
     .................................... ................................... ...................................
     Mark S. Williams                     General                             TT International
                                          Partner;
                                          Marketing & Client Servicing
     .................................... ................................... ...................................
     David J.S. Burnett                   Managing Partner (General)          TT International
     .................................... ................................... ...................................
     John D. Hobson                       General Partner                     TT International
     .................................... ................................... ...................................
     Dean L. Smith                        General Partner                     TT International
     .................................... ................................... ...................................
     Martin A.F. Shenfield                General Partner                     TT International
     .................................... ................................... ...................................
     Samuel A. Allison                    General                             TT International
                                          Partner;
                                          Chief Compliance Officer
     .................................... ................................... ...................................
     Richard W. Simpson                   General Partner; Head of IT         TT International
     .................................... ................................... ...................................
     Pauline S. Pong                      General Partner                     TT International
     .................................... ................................... ...................................
     Douglas E. Sankey                    General Partner                     TT International
     .................................... ................................... ...................................
     Margaret A. Leach                    General                             TT International
                                          Partner;
                                          Chief Financial Officer
     .................................... ................................... ...................................
     Martin A. Pluck                      General Partner                     TT International
     .................................... ................................... ...................................
     Patrick E. Deane                     General Partner                     TT International
     .................................... ................................... ...................................
     Mark H. Eady                         General Partner                     TT International
     .................................... ................................... ...................................
     Nicholas B. Bluffield                General Partner; Macro Trading      TT International
     .................................... ................................... ...................................
     Anthony J. Moorhouse                 General Partner; Head of Trading    TT International
     .................................... ................................... ...................................
     Roger S. Bernheim                    General Partner                     TT International
     .................................... ................................... ...................................
     Lars J. Nielsen                      General Partner                     TT International
     .................................... ................................... ...................................
     Helen B. Marsden                     General Partner                     TT International
     .................................... ................................... ...................................
     Andrew D. Raikes                     General Partner                     TT International
     .................................... ................................... ...................................
     Gawain M. Barnard                    General Partner                     TT International
     .................................... ................................... ...................................
     Jonathan P. Bolton                   General Partner                     TT International
     .................................... ................................... ...................................
     Peter N. Robson                      General Partner                     TT International
     .................................... ................................... ...................................

(hh) TWIN Capital Management, Inc.

     The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania
     15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Geoffrey Gerber                      President; CIO                      TWIN
     .................................... ................................... ...................................
     James D. Drake                       Controller;                         TWIN
                                          Chief Compliance Officer
     .................................... ................................... ...................................

(ii) Yacktman Asset Management Co.

     The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature.
     The address of Yacktman is 1110 Lake Cook Road,  Suite 385,  Buffalo Grove,
     Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ...................................
     Donald A. Yacktman                   President; Secretary; Treasurer;    Yacktman
                                          Chief Compliance Officer
     .................................... ................................... ...................................
      Ronald W. Ball                      Senior Vice President               Yacktman
     .................................... ................................... ...................................
     Stephen A. Yacktman                  Vice President                      Yacktman
     .................................... ................................... ...................................

(jj) Merk Investments, LLC

     The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ..................................
     Axel Merk                            President                           Merk
     .................................... ................................... ..................................
     Kimberly Schuster                    Chief Compliance Officer            Merk
     .................................... ................................... ..................................


(kk) Dover Corporate Responsibility Management LLC

     The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                                 Title                               Business Connection
     .................................... ................................... ..................................
     Richard M. Fuscone                   Chairman                            Dover
     .................................... ................................... ..................................
     Michael P. Castine                   President                           Dover
     .................................... ................................... ..................................
     Christopher J. Wolfe                 Director of Research                Dover
     .................................... ................................... ..................................

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  Foreside  Fund  Services,   LLC,   Registrant's   underwriter,   serves  as
     underwriter for the following  investment  companies  registered  under the
     Investment Company Act of 1940, as amended:

      American Beacon Funds                       Henderson Global Funds
      Bridgeway Funds                             ICM Series Trust
      Century Capital Management Trust            Monarch Funds
      Forum Funds                                 Sound Shore Fund, Inc.

(b) The following are officers of Foreside Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, First Floor,
     Portland, Maine 04101.

     Name                                 Position with Underwriter           Position with Registrant
     .................................... ..................................  ...................................
     Simon D. Collier                     Managing Director                   President (Principal Executive
                                                                              Officer)
     .................................... ..................................  ...................................
     Carl A. Bright                       President & Treasurer               Principal Financial Officer
     .................................... ..................................  ...................................
     Nanette K. Chern                     Vice President & Secretary          AML Officer
     .................................... .................................. ...................................
     Richard J. Berthy                    Vice President & Assistant          None
                                          Treasurer
     .................................... ..................................  ...................................
     Mark A. Fairbanks                    Vice President & Assistant          None
                                          Secretary

(c)  Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 30.  UNDERTAKINGS

     None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on August 12, 2005.


                                          FORUM FUNDS


                                          By: /s/ Simon D. Collier
                                            ------------------------------------
                                              Simon D. Collier, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on August 12, 2005.

(a)      Principal Executive Officer

         /s/ Simon D. Collier
         ---------------------------------------
         Simon D. Collier
         President

(b)      Principal Financial Officer

         /s/ Carl A. Bright
         ---------------------------------------
         Carl A. Bright
         Principal Financial Officer

(c)      A majority of the Trustees


         John Y. Keffer, Trustee
         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ David M. Whitaker
             -----------------------------------
         David M. Whitaker
         Attorney in fact*

     *Pursuant to powers of attorney filed as Other Exhibits (A) to this Registration Statement.

                                  EXHIBIT LIST

EXHIBIT

(i)     Opinion and Consent of Counsel

(m)(8) Rule 12b-1 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund

(n)(8) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund

(p)(40) Code of Ethics adopted by Golden Capital Management, LLC